UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

21Shares 2x Long Dogecoin ETF
TXXD (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 21Shares 2x Long Dogecoin ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxd. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
21Shares 2x Long Dogecoin ETF	$59	1.89%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,590,857
Number of Holdings	2
Net Advisory Fee	$58,782
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-495.5%

Top Issuers	(Notional Value as a % of Net Assets)
CDE Dogecoin Futures	199.9%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Harris, Haugens, Small, Valencia, and Haj Ali continue to serve as Portfolio Managers of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/txxd.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
21Shares 2x Long Dogecoin ETF	PAGE 1	TSR-SAR-53656G175

21Shares 2x Long HYPE ETF
TXXH (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 21Shares 2x Long HYPE ETF for the period of April 29, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxh. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares 2x Long HYPE ETF	$49	1.89%
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,477,002
Number of Holdings	2
Net Advisory Fee	$22,632
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Total Return Swap	-7.0%
Reverse Repurchase Agreement	-397.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/txxh.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
21Shares 2x Long HYPE ETF	PAGE 1	TSR-SAR-53656H736

21Shares 2x Long Sui ETF
TXXS (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 21Shares 2x Long Sui ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxs. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
21Shares 2x Long Sui ETF	$53	1.89%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,041,943
Number of Holdings	2
Net Advisory Fee	$33,861
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-266.0%

Top Issuers	(Notional Value as a % of Net Assets)
CDE SUI Futures	199.9%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Harris, Haugens, Small, Valencia, and Haj Ali continue to serve as Portfolio Managers of the Fund.
The Board of Trustees of Listed Funds Trust approved a 1-for-10 reverse share split of the Fund’s issued and outstanding shares, announced via prospectus supplements dated June 12 and June 26, 2026, and effected in early July 2026, subsequent to the end of the reporting period. The reverse split reduced the Fund’s shares outstanding by approximately 90%, with a proportionate increase in the Fund’s net asset value per share.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/txxs.
21Shares 2x Long Sui ETF	PAGE 1	TSR-SAR-53656H587

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
21Shares 2x Long Sui ETF	PAGE 2	TSR-SAR-53656H587

21Shares Active Crypto ETF
TKNS (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 21Shares Active Crypto ETF for the period of May 13, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/tkns. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares Active Crypto ETF	$13	1.05%
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$203,139
Number of Holdings	8
Net Advisory Fee	$732
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
ARK 21Shares Bitcoin ETF	40.9%
21Shares Solana ETF	12.6%
21Shares Ethereum ETF	10.1%
21Shares Hyperliquid ETF	8.3%
21Shares NEAR Protocol Staking ETP	2.9%
21Shares Chainlink ETP	2.6%
Bitcoin	-0.7%
Reverse Repurchase Agreement	-364.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/tkns.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
21Shares Active Crypto ETF	PAGE 1	TSR-SAR-53656H744

21Shares Canton Network ETF
TCAN (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 21Shares Canton Network ETF for the period of May 6, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/tcan. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares Canton Network ETF	$8	0.50%
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,328,783
Number of Holdings	3
Net Advisory Fee	$10,784
Portfolio Turnover	119%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
21shares Canton Network ETP	50.7%
Canton Coin	44.4%
Reverse Repurchase Agreement	-202.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/tcan.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
21Shares Canton Network ETF	PAGE 1	TSR-SAR-53656H678

21Shares FTSE Crypto 10 ex-BTC Index ETF
TXBC (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 21Shares FTSE Crypto 10 ex-BTC Index ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txbc. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
21Shares FTSE Crypto 10 ex-BTC Index ETF	$25	0.65%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$721,276
Number of Holdings	12
Net Advisory Fee	$5,795
Portfolio Turnover	102%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
21Shares Ethereum ETF	34.9%
21Shares Binance BNB ETP	17.2%
21shares XRP ETF	15.4%
21Shares Solana ETF	10.2%
21Shares Hyperliquid ETF	3.9%
21Shares Dogecoin ETF	2.6%
21Shares Stellar ETP	1.4%
21shares Canton Network ETP	1.3%
21Shares Cardano ETP	1.3%
21Shares Chainlink ETP	1.2%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Harris, Haugens, Small, Valencia, and Haj Ali continue to serve as Portfolio Managers of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/txbc.
21Shares FTSE Crypto 10 ex-BTC Index ETF	PAGE 1	TSR-SAR-53656H777

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
21Shares FTSE Crypto 10 ex-BTC Index ETF	PAGE 2	TSR-SAR-53656H777

21Shares FTSE Crypto 10 Index ETF
TTOP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 21Shares FTSE Crypto 10 Index ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/ttop. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
21Shares FTSE Crypto 10 Index ETF	$20	0.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$549,411
Number of Holdings	12
Net Advisory Fee	$7,818
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
ARK 21Shares Bitcoin ETF	63.3%
21Shares Ethereum ETF	12.0%
21Shares Binance BNB ETP	4.6%
21shares XRP ETF	4.1%
21Shares Solana ETF	2.7%
21Shares Hyperliquid ETF	1.1%
21Shares Dogecoin ETF	0.7%
21shares Canton Network ETP	0.4%
21Shares Cardano ETP	0.3%
21Shares Chainlink ETP	0.3%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Harris, Haugens, Small, Valencia, and Haj Ali continue to serve as Portfolio Managers of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/ttop.
21Shares FTSE Crypto 10 Index ETF	PAGE 1	TSR-SAR-53656H785

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
21Shares FTSE Crypto 10 Index ETF	PAGE 2	TSR-SAR-53656H785

AlphaDroid Broad Markets Momentum ETF
EZMO (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the AlphaDroid Broad Markets Momentum ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://alphadroidetfs.com/ezmo. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AlphaDroid Broad Markets Momentum ETF	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$14,890,791
Number of Holdings	2
Net Advisory Fee	$54,320
Portfolio Turnover	631%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	66.7%
State Street SPDR S&P 500 ETF Trust	33.1%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://alphadroidetfs.com/ezmo.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
AlphaDroid Broad Markets Momentum ETF	PAGE 1	TSR-SAR-53656H769

AlphaDroid Defensive Sector Rotation ETF
EZRO (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the AlphaDroid Defensive Sector Rotation ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://alphadroidetfs.com/ezro. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AlphaDroid Defensive Sector Rotation ETF	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,449,653
Number of Holdings	7
Net Advisory Fee	$126,199
Portfolio Turnover	842%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
State Street Technology Select Sector SPDR ETF	25.0%
Vanguard Industrials ETF	13.6%
Invesco QQQ Trust Series 1	12.8%
iShares U.S. Technology ETF	12.6%
State Street SPDR S&P Telecom ETF	12.3%
Themes Generative Artificial Intelligence ETF	11.5%
iShares Global Clean Energy ETF	11.5%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://alphadroidetfs.com/ezro.
AlphaDroid Defensive Sector Rotation ETF	PAGE 1	TSR-SAR-53656H751

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
AlphaDroid Defensive Sector Rotation ETF	PAGE 2	TSR-SAR-53656H751

Teucrium 2x Daily Corn ETF
CXRN (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Teucrium 2x Daily Corn ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://teucrium.com/cxrn. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Corn ETF	$42	0.95%
*	Annualized
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Teucrium 2x Daily Corn ETF (CXRN) seeks daily leveraged exposure to corn, targeting 200% of the daily price performance of corn. Since its inception on December 13, 2024, CXRN returned +6.89% through year-end, compared to -2.74% for the S&P 500 Total Return Index and +3.95% for rolling one-month corn futures over the same period. Future performance will likely be influenced by agricultural production, consumption trends, inventory levels, and continued corn price volatility. As a leveraged ETF, CXRN may be negatively impacted over time by volatility drag, daily compounding, and potential futures market contango, making it more suitable for short-term tactical use rather than long-term holding.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,029,572
Number of Holdings	1
Net Advisory Fee	$14,027
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Corn No. 2 Yellow Futures	199.6%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/cxrn.
Teucrium 2x Daily Corn ETF	PAGE 1	TSR-SAR-53656G316

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
Teucrium 2x Daily Corn ETF	PAGE 2	TSR-SAR-53656G316

Teucrium 2x Daily Wheat ETF
WXET (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Teucrium 2x Daily Wheat ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://teucrium.com/wxet. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Wheat ETF	$51	0.95%
*	Annualized
HOW DID THE FUND PERFORM THE LAST SIX MONTHS  AND WHAT AFFECTED ITS PERFORMANCE?
Teucrium 2x Daily Wheat ETF (WXET) seeks daily leveraged exposure to wheat, targeting 200% of the daily price performance of wheat. Since its inception on December 13, 2024, WXET returned -2.51% through year-end, compared to -2.74% for the S&P 500 Total Return Index and +0.08% for rolling one-month wheat futures over the same period. Future performance will likely depend on agricultural production, consumption trends, inventory levels, and continued wheat price volatility. As a leveraged ETF, WXET may be negatively affected over time by volatility drag, daily compounding, and futures market contango, making it more appropriate for short-term tactical use rather than long-term holding.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$7,003,700
Number of Holdings	1
Net Advisory Fee	$22,780
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Wheat Futures	199.8%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/wxet.
Teucrium 2x Daily Wheat ETF	PAGE 1	TSR-SAR-53656G282

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
Teucrium 2x Daily Wheat ETF	PAGE 2	TSR-SAR-53656G282

Teucrium 2x Long Daily XRP ETF
XXRP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Teucrium 2x Long Daily XRP ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://teucrium.com/xxrp. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Long Daily XRP ETF	$57	1.89%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$86,405,867
Number of Holdings	3
Net Advisory Fee	$2,176,612
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-377.2%

Top Issuers	(Notional Value as a % of Net Assets)
CME XRP Futures	88.7%
CDE XRPL Futures	111.2%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.
Effective April 30, 2026, in connection with the annual update of the Fund’s registration statement, the following principal risks were added to the Fund’s prospectus: Over-the-Counter Market Risk, Swaps Capacity Risk, and Swaptions Risk. The Fund’s investment objective and principal investment strategies did not change.
The Fund effected a 1-for-10 reverse share split, effective for shareholders after the close of trading on NYSE Arca on June 26, 2026; shares began trading on a split-adjusted basis on June 29, 2026. The reverse split proportionately increased the Fund’s net asset value per share, reduced total shares outstanding by approximately 90%, and changed the Fund’s CUSIP from 53656G191 to 53656H595. The ticker symbol (XXRP) was unchanged.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/xxrp.
Teucrium 2x Long Daily XRP ETF	PAGE 1	TSR-SAR-53656H595

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
Teucrium 2x Long Daily XRP ETF	PAGE 2	TSR-SAR-53656H595

Teucrium Agricultural Strategy No K-1 ETF
TILL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://teucrium.com/till. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium Agricultural Strategy No K-1 ETF	$45	0.89%
*	Annualized
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Teucrium Agricultural Strategy No K-1 ETF (TILL) provides equally weighted exposure to four agricultural commodity futures contracts: corn, wheat, soybeans, and sugar. Each underlying commodity posted negative rolling one-month futures performance in 2024, with corn at -1.13%, wheat at -9.11%, soybeans at -21.64%, and sugar at -7.85%. For 2024, TILL’s NAV total return was -14.00%, compared to +25.02% for the S&P 500 Total Return Index, resulting in negative excess return of -39.02% relative to the benchmark. This underperformance was primarily driven by TILL’s concentrated exposure to agricultural commodity derivatives, compared to the S&P 500’s broad-based U.S. equity exposure.
Looking ahead, TILL’s performance will likely be influenced by agricultural production trends, consumption patterns, inventory levels, and continued volatility in corn, wheat, soybean, and sugar prices. Macroeconomic factors, including inflation, interest rates, and economic growth, as well as potential changes in trade policy, tariffs, subsidies, and international trade agreements, may also affect the Fund’s outlook.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$36,413,448
Number of Holdings	4
Net Advisory Fee	$92,581
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(Notional Value as a % of Net Assets)
ICE Sugar #11 Futures	26.0%
CBT Soybean Futures	24.8%
CBT Corn No. 2 Yellow Futures	24.7%
CBT Wheat Futures	24.4%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.
Teucrium Agricultural Strategy No K-1 ETF	PAGE 1	TSR-SAR-53656F144

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/till.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
Teucrium Agricultural Strategy No K-1 ETF	PAGE 2	TSR-SAR-53656F144

Teucrium xETFs 2x Long Daily BNB ETF
XBNB (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Teucrium xETFs 2x Long Daily BNB ETF for the period of April 27, 2026, to June 30, 2026. You can find additional information about the Fund at https://teucrium.com/xbnb. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Teucrium xETFs 2x Long Daily BNB ETF	$29	1.89%
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$176,586
Number of Holdings	2
Net Advisory Fee	$975
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Total Return Swap	-67.8%
Reverse Repurchase Agreement	-181.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/xbnb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
Teucrium xETFs 2x Long Daily BNB ETF	PAGE 1	TSR-SAR-53656H686

Relative Strength Managed Volatility Strategy ETF
RSMV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Relative Strength Managed Volatility Strategy ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://teucrium.com/rsmv. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Relative Strength Managed Volatility Strategy ETF	$49	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$24,053,289
Number of Holdings	22
Net Advisory Fee	$150,390
Portfolio Turnover	619%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	66.0%
Exchange Traded Funds	33.7%
Cash & Other	0.3%

Top 10 Issuers	(%)
iShares Core U.S. Aggregate Bond ETF	23.9%
State Street SPDR Portfolio Short Term Treasury ETF	9.8%
Alphabet, Inc.	6.2%
Applied Materials, Inc.	4.0%
Intel Corp.	3.8%
Lam Research Corp.	3.7%
Advanced Micro Devices, Inc.	3.6%
Caterpillar, Inc.	3.6%
ASML Holding NV	3.5%
Eli Lilly & Co.	3.4%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Borer, Harris, Haugens, and Small continue to serve as Portfolio Managers of the Fund.
Effective April 30, 2026, in connection with the annual update of the Fund’s prospectus, the Fund added the following principal risks: High Portfolio Turnover Risk and Inflation Risk. In addition, “New Fund Risk” was replaced with “Limited Operating History Risk.” The Fund’s investment objective and principal investment strategies were not materially changed.
Relative Strength Managed Volatility Strategy ETF	PAGE 1	TSR-SAR-53656G332

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/rsmv.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
Relative Strength Managed Volatility Strategy ETF	PAGE 2	TSR-SAR-53656G332

Yields For You Income Strategy A ETF
YFYA (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Yields For You Income Strategy A ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://teucrium.com/yfya. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Yields For You Income Strategy A ETF	$50	1.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$23,215,672
Number of Holdings	8
Net Advisory Fee	$127,706
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Touchstone Ultra Short Income ETF	30.0%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	26.0%
AAM Low Duration Preferred and Income Securities ETF	20.0%
JPMorgan Nasdaq Equity Premium Income ETF	5.1%
BondBloxx BB-Rated USD High Yield Corporate Bond ETF	5.0%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	5.0%
JPMorgan Equity Premium Income ETF	4.9%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	3.5%
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Sternbach, Harris, Haugens, and Small continue to serve as Portfolio Managers of the Fund.
Managed Distributions:
The Fund generally distributes $0.05 per share each month from income received by its investments. To the extent the Fund does not have $0.05 per share of distributable income, some or all of the distribution may be a return of capital. For the fiscal period ended June 30, 2026, there was no return of capital, and all distributions were funded by investment income.
Yields For You Income Strategy A ETF	PAGE 1	TSR-SAR-53656G357

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/yfya.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
Yields For You Income Strategy A ETF	PAGE 2	TSR-SAR-53656G357

GlacierShares Nasdaq Iceland ETF
GLCR (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the GlacierShares Nasdaq Iceland ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://teucrium.com/glcr. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GlacierShares Nasdaq Iceland ETF	$44	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,397,747
Number of Holdings	31
Net Advisory Fee	$6,155
Portfolio Turnover	71%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Financials	32.7%
Consumer Staples	19.2%
Health Care	18.0%
Real Estate	8.6%
Industrials	7.9%
Consumer Discretionary	5.8%
Materials	5.3%
Communications	1.5%
Energy	0.8%
Cash & Other	0.2%

Top 10 Issuers	(%)
Islandsbanki HF	14.0%
Arion Banki HF	13.2%
Oculis Holding AG	8.0%
Embla Medical HF	5.5%
JBT Marel Corp.	5.4%
Amaroq Ltd.	5.3%
Alvotech SA	4.6%
Bakkafrost P/F	4.2%
Mowi ASA	4.2%
Salmar ASA	3.8%
Geographic Breakdown (%)
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.
Effective January 30, 2026, MarketVectorT Indexes GmbH replaced Solactive AG as the calculation agent for the MarketVectorT Iceland Global Index, the index the Fund seeks to track.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/glcr.
GlacierShares Nasdaq Iceland ETF	PAGE 1	TSR-SAR-53656H843

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Investment Advisors, LLC documents not be householded, please contact Teucrium Investment Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Investment Advisors, LLC or your financial intermediary.
GlacierShares Nasdaq Iceland ETF	PAGE 2	TSR-SAR-53656H843

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

21SHARES ETFs
21Shares 2x Long Dogecoin ETF (TXXD)
21Shares 2x Long HYPE ETF (TXXH)
21Shares 2x Long Sui ETF (TXXS)
21Shares Active Crypto ETF (TKNS)
21Shares Canton Network ETF (TCAN)
21Shares FTSE Crypto 10 ex-BTC Index ETF (TXBC)
21Shares FTSE Crypto 10 Index ETF (TTOP)
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

TABLE OF CONTENTS (Unaudited)

21Shares 2x Long Dogecoin ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 8.9%(a)	230,105
Other Assets in Excess of Liabilities - 91.1%	2,360,752
TOTAL NET ASSETS - 100.0%	$2,590,857

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CDE Dogecoin Futures(a)	14,307	07/31/2026	$5,179,849	$(582,007)
Net Unrealized Appreciation (Depreciation)				$(582,007)

(a)	All of this security is held by TXXD Cayman.
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.16%	06/25/2026	07/02/2026	$12,848,209	$12,837,825
				$12,848,209	$12,837,825

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At June 30, 2026, the value of Treasury bills sold that remain subject to the reverse repurchase agreements totaled $12,973,079 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(12,837,825)	$—	$(12,837,825)
Futures Contracts*	(582,007)	—	—	(582,007)
Total Other Financial Instruments	$(582,007)	$(12,837,825)	$—	$(13,419,832)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

21Shares 2x Long HYPE ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 8.3%(a)	369,528
Other Assets in Excess of Liabilities - 91.7%	4,107,474
TOTAL NET ASSETS - 100.0%	$4,477,002

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

Consolidated Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
FTSE Hyperliquid Index(a)	Hidden Road Partners CIV US LLC	Receive	OBFR + 20.00%	Monthly	05/27/2027	$8,864,172	$(306,561)
Net Unrealized Appreciation (Depreciation)							$(306,561)

(a)	All of this security is held by TXXH Cayman.
There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.16%	06/25/2026	07/02/2026	$17,789,828	$17,775,450
				$17,789,828	$17,775,450

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At June 30, 2026, the value of Treasury bills sold that remain subject to the reverse repurchase agreements totaled $17,962,725 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(17,775,450)	$—	$(17,775,450)
Total Return Swaps*	—	(306,561)	—	(306,561)
Total Other Financial Instruments	$—	$(18,082,011)	$—	$(18,082,011)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

21Shares 2x Long Sui ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 26.4%(a)	538,751
Other Assets in Excess of Liabilities - 73.6%	1,503,192
TOTAL NET ASSETS - 100.0%	$2,041,943

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CDE SUI Futures(a)	11,672	07/31/2026	$4,081,698	$(62,365)
Net Unrealized Appreciation (Depreciation)				$(62,365)

(a)	All of this security is held by TXXS Cayman.
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.16%	06/25/2026	07/02/2026	$5,435,781	$5,431,388
				$5,435,781	$5,431,388

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At June 30, 2026, the value of Treasury bills sold that remain subject to the reverse repurchase agreements totaled $5,488,611 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(5,431,388)	$—	$(5,431,388)
Futures Contracts*	(62,365)	—	—	(62,365)
Total Other Financial Instruments	$(62,365)	$(5,431,388)	$—	$(5,493,753)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

21Shares Active Crypto ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED PRODUCTS - 77.4%
21Shares Chainlink ETP(a)(b)	715	$5,237
21Shares Ethereum ETF(b)(e)	2,604	20,494
21Shares Hyperliquid ETF(b)(e)	443	16,770
21Shares NEAR Protocol Staking ETP(a)(b)	1,145	5,992
21Shares Solana ETF(b)(e)	3,609	25,696
ARK 21Shares Bitcoin ETF(a)(b)(c)(e)	4,267	83,036
TOTAL EXCHANGE TRADED PRODUCTS (Cost $183,754)		157,225
TOTAL INVESTMENTS - 77.4% (Cost $183,754)		$157,225
Money Market Deposit Account - 17.2%(d)		34,956
Other Assets in Excess of Liabilities - 5.4%		10,958
TOTAL NET ASSETS - 100.0%		$203,139

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

(e)	All of this security is held by TKNS Cayman.
Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CDE Nano Bitcoin Futures(a)	34	07/31/2026	$20,075	$(1,520)
Net Unrealized Appreciation (Depreciation)				$(1,520)

(a)	All of this security is held by TKNS Cayman.
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.16%	06/25/2026	07/02/2026	$741,243	$740,644
				$741,243	$740,644

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At June 30, 2026, the value of Treasury bills sold that remain subject to the reverse repurchase agreements totaled $748,447 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

4

21SHARES ACTIVE CRYPTO ETF
CONSOLIDATED SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
June 30, 2026 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Products	$157,225	$—	$—	$157,225
Total Investments	$157,225	$—	$—	$157,225
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(740,644)	$—	$(740,644)
Futures Contracts*	(1,520)	—	—	(1,520)
Total Other Financial Instruments	$(1,520)	$(740,644)	$—	$(742,164)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

	Value as of May 14, 2026(a)	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Income	Capital Gain Distributions from Underlying Funds
21Shares Bitcoin Core ETP(b)	$ —	$ 122,707	$(112,555)	$ (10,152)	$—	$—	$—	$—
21Shares Chainlink ETP	—	7,571	(154)	(22)	(2,158)	5,237	—	—
21Shares Ethereum Core Staking ETP(b)	—	29,852	(29,294)	(3,558)	—	—	—	—
21Shares Ethereum ETF(c)	—	26,034	(126)	(24)	(5,391)	20,494	25	—
21Shares Hyperliquid ETF(c)	—	15,882	(1,181)	162	1,906	16,770	16	—
21Shares Hyperliquid Staking ETP(b)	—	14,172	(21,448)	7,276	—	—	—	—
21Shares NEAR Protocol Staking ETP	—	8,238	(4,138)	1,356	536	5,992	—	—
21Shares Solana Core Staking ETP(b)	—	31,489	(27,972)	(3,517)	—	—	—	—
21Shares Solana ETF(c)	—	28,375	(65)	(14)	(2,600)	25,696	130	—
21Shares Gram Staking ETP(b)	—	7,815	(6,285)	(1,530)	—	—	—	—
ARK 21Shares Bitcoin ETF(c)	—	125,812	(20,706)	(3,248)	(18,822)	83,036	—	—
	$—	$ 417,947	$ (223,924)	$ (13,271)	$ (26,529)	$ 157,225	$171	$—

(a)	Inception date of Fund.
(b)	Security was affiliated during the period but is no longer held as of June 30, 2026.
(c)	All of this security is held by TKNS Cayman.
The accompanying notes are an integral part of these financial statements.

5

21Shares Canton Network ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED PRODUCTS - 50.8%
21Shares Canton Network ETP(a)(b)(c)	117,416	$3,210,741
TOTAL EXCHANGE TRADED PRODUCTS (Cost $3,376,475)		3,210,741
CRYPTOCURRENCY - 44.4%
Canton Coin(a)(d)(f)(g)	19,954,784	2,811,749
TOTAL CRYPTOCURRENCY (Cost $3,080,470)		2,811,749
TOTAL INVESTMENTS - 95.2% (Cost $6,456,945)		$6,022,490
Money Market Deposit Account - 2.9%(e)		180,712
Other Assets in Excess of Liabilities - 1.9%		125,581
TOTAL NET ASSETS - 100.0%		$6,328,783

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,811,749 or 44.4% of net assets as of June 30, 2026.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

(f)	All of this security is held by TCAN Cayman.
(g)	100 shares per unit.
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.16%	06/25/2026	07/02/2026	$12,848,209	$12,837,825
				$12,848,209	$12,837,825

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At June 30, 2026, the value of Treasury bills sold that remain subject to the reverse repurchase agreements totaled $12,973,079 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

6

21Shares Canton Network ETF
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Products	$3,210,741	$—	$—	$3,210,741
Cryptocurrency	—	—	2,811,749	2,811,749
Total Investments	$3,210,741	$—	$2,811,749	$6,022,490
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(12,837,825)	$—	$(12,837,825)
Total Other Financial Instruments	$—	$(12,837,825)	$—	$(12,837,825)

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of May 6, 2026	$0
Change in unrealized appreciation/depreciation	(268,721)
Amortization/(Accretion)	0
Realized gain/loss	(30,777)
Transfers into Level 3	3,407,072
Transfers out of Level 3	(295,825)
Ending balance as of June 30, 2026	$2,811,749
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$(268,721)

Description	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Cryptocurrency	$2,811,749	Closing price as quoted on the CoinMarketCap Exchange	N/A	N/A
	$2,811,749

	Value as of May 7, 2026(a)	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Income	Capital Gain Distributions from Underlying Funds
21Shares Canton Network ETP	$ —	$ 3,376,475	$ —	$ —	$ (165,734)	$ 3,210,741	$ —	$ —
	$—	$ 3,376,475	$—	$—	$ (165,734)	$ 3,210,741	$—	$—

(a)	Inception date of Fund.
The accompanying notes are an integral part of these financial statements.

7

21Shares FTSE Crypto 10 ex-BTC Index ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED PRODUCTS - 89.4%
21Shares Binance BNB ETP(a)(b)	3,429	$ 123,804
21Shares Canton Network ETP(a)(b)	351	9,598
21Shares Cardano ETP(a)(b)	3,565	9,198
21Shares Chainlink ETP(a)(b)	1,206	8,833
21Shares Dogecoin ETF(a)(b)(e)	1,304	18,941
21Shares Ethereum ETF(b)(c)(e)	31,970	251,607
21Shares Hyperliquid ETF(b)(e)	751	28,430
21Shares Solana ETF(b)(e)	10,293	73,286
21Shares Stellar ETP(a)(b)	1,273	10,143
21Shares XRP ETF(a)(b)(e)	10,882	110,779
TOTAL EXCHANGE TRADED PRODUCTS (Cost $930,050)		644,619
TOTAL INVESTMENTS - 89.4% (Cost $930,050)		$644,619
Money Market Deposit Account - 6.8%(d)		48,830
Other Assets in Excess of Liabilities - 3.8%		27,827
TOTAL NET ASSETS - 100.0%		$721,276

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

(e)	All of this security is held by TXBC Cayman.
Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CDE Nano Ether Futures(a)	446	07/31/2026	$70,580	$(7,319)
Net Unrealized Appreciation (Depreciation)				$(7,319)

(a)	All of this security is held by TXBC Cayman.
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.16%	06/25/2026	07/02/2026	$1,482,486	$1,481,288
				$1,482,486	$1,481,288

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At June 30, 2026, the value of Treasury bills sold that remain subject to the reverse repurchase agreements totaled $1,496,894 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

8

21Shares FTSE Crypto 10 ex-BTC Index ETF
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Products	$644,619	$—	$—	$644,619
Total Investments	$644,619	$—	$—	$644,619
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(1,481,288)	$—	$(1,481,288)
Futures Contracts*	(7,319)	—	—	(7,319)
Total Other Financial Instruments	$(7,319)	$(1,481,288)	$—	$(1,488,607)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

	Value as of December 31, 2025	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Income	Capital Gain Distributions from Underlying Funds
21Shares Avalanche Staking ETP(a)	$6,150	$2,485	$(4,785)	$(6,150)	$2,300	$—	$—	$ —
21Shares Binance BNB ETP	138,606	48,789	(6,447)	(3,541)	(53,603)	123,804	—	—
21Shares Bitcoin Cash ETP(a)	14,016	4,904	(7,099)	(11,943)	122	—	—	—
21Shares Canton Network ETP	—	9,957	—	—	(359)	9,598	—	—
21Shares Cardano ETP	14,646	5,622	—	—	(11,070)	9,198	—	—
21Shares Chainlink ETP	9,989	4,073	—	—	(5,229)	8,833	—	—
21Shares Dogecoin ETF(b)	—	21,712	—	—	(2,771)	18,941	—	—
21Shares Dogecoin ETP(a)	21,069	9,740	(22,704)	(16,310)	8,205	—	—	—
21Shares Ethereum ETF(b)	327,699	313,449	(146,594)	(117,763)	(125,184)	251,607	648	—
21Shares Hyperliquid ETF(b)	—	29,321	—	—	(891)	28,430	20	—
21Shares Hyperliquid Staking ETP(a)	10,002	6,235	(33,928)	13,477	4,214	—	—	—
21Shares Solana ETF(b)	—	72,690	—	—	596	73,286	259	—
21Shares Solana Staking ETP(a)	79,376	28,432	(71,947)	(54,115)	18,254	—	—	—
21Shares Stellar ETP	—	12,144	—	—	(2,001)	10,143	—	—
21Shares XRP ETF(b)	—	120,500	—	—	(9,721)	110,779	—	—
21Shares XRP ETP(a)	132,457	50,498	(119,822)	(95,875)	32,742	—	—	—
	$ 754,010	$ 740,551	$ (413,326)	$ (292,220)	$ (144,396)	$ 644,619	$ 927	$—

(a)	Security was affiliated during the period but is no longer held as of June 30, 2026.
(b)	All of this security is held by TXBC Cayman.
The accompanying notes are an integral part of these financial statements.

9

21Shares FTSE Crypto 10 Index ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED PRODUCTS - 89.4%
21Shares Binance BNB ETP(a)(b)	700	$25,274
21Shares Canton Network ETP(a)(b)	71	1,941
21Shares Cardano ETP(a)(b)	725	1,870
21Shares Chainlink ETP(a)(b)	246	1,802
21Shares Dogecoin ETF(a)(b)(e)	266	3,864
21Shares Ethereum ETF(b)(e)	8,349	65,707
21Shares Hyperliquid ETF(b)(e)	153	5,792
21Shares Solana ETF(b)(e)	2,096	14,924
21Shares XRP ETF(a)(b)(e)	2,218	22,579
ARK 21Shares Bitcoin ETF(a)(b)(c)(e)	17,859	347,536
TOTAL EXCHANGE TRADED PRODUCTS (Cost $812,576)		491,289
TOTAL INVESTMENTS - 89.4% (Cost $812,576)		$491,289
Money Market Deposit Account - 4.3%(d)		23,558
Other Assets in Excess of Liabilities - 6.3%		34,564
TOTAL NET ASSETS - 100.0%		$549,411

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

(e)	All of this security is held by TTOP Cayman.
Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CDE Nano Bitcoin Futures(a)	93	07/31/2026	$54,912	$(5,472)
Net Unrealized Appreciation (Depreciation)				$(5,472)

(a)	All of this security is held by TTOP Cayman.
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.16%	06/25/2026	07/02/2026	$2,470,810	$2,468,813
				$2,470,810	$2,468,813

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At June 30, 2026, the value of Treasury bills sold that remain subject to the reverse repurchase agreements totaled $2,494,823 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

10

21Shares FTSE Crypto 10 Index ETF
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Products	$491,289	$—	$—	$491,289
Total Investments	$491,289	$—	$—	$491,289
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(2,468,813)	$—	$(2,468,813)
Futures Contracts*	(5,472)	—	—	(5,472)
Total Other Financial Instruments	$(5,472)	$(2,468,813)	$—	$(2,474,285)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

	Value as of December 31, 2025	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Income	Capital Gain Distributions from Underlying Funds
21Shares Binance BNB ETP	$41,192	$—	$(738)	$(407)	$(14,773)	$25,274	$—	$—
21Shares Bitcoin Cash ETP(a)	4,156	—	(1,428)	(2,764)	36	—	—	—
21Shares Canton Network ETP	—	2,014	—	—	(73)	1,941	—	—
21Shares Cardano ETP	4,353	165	—	—	(2,647)	1,870	—	—
21Shares Chainlink ETP	2,968	135	—	—	(1,302)	1,802	—	—
21Shares Dogecoin ETF(b)	—	4,429	—	—	(565)	3,864	—	—
21Shares Dogecoin ETP(a)	6,259	115	(4,297)	(4,515)	2,438	—	—	—
21Shares Ethereum ETF(b)	121,665	2,111	(459)	(447)	(57,164)	65,707	189	—
21Shares Hyperliquid ETF(b)	—	5,973	—	—	(181)	5,792	4	—
21Shares Hyperliquid ETP(a)	2,973	96	(7,949)	3,630	1,251	—	—	—
21Shares Solana ETF(b)	—	14,802	—	—	122	14,924	53	—
21Shares Solana Staking ETP(a)	23,549	177	(14,135)	(15,011)	5,420	—	—	—
21Shares XRP ETF(b)	—	24,561	—	—	(1,982)	22,579	—	—
21Shares XRP ETP(a)	39,334	79	(23,673)	(25,455)	9,715	—	—	—
ARK 21Shares Bitcoin ETF(b)	520,803	151,499	(127,987)	(63,961)	(132,818)	347,536	—	—
	$767,252	$206,156	$(180,666)	$(108,930)	$(192,523)	$491,289	$246	$—

(a)	Security was affiliated during the period but is no longer held as of June 30, 2026.
(b)	All of this security is held by TTOP Cayman.
The accompanying notes are an integral part of these financial statements.

11

21SHARES ETFs
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	21Shares 2x Long Dogecoin ETF	21Shares 2x Long HYPE ETF	21Shares 2x Long Sui ETF	21Shares Active Crypto ETF	21Shares Canton Network ETF
ASSETS:
Investments in unaffiliated securities, at value	$—	$—	$—	$—	$2,811,749
Investments in affiliated securities, at value	—	—	—	157,225	3,210,741
Receivable for investments sold(a)	12,973,079	17,962,725	5,488,611	748,447	12,973,079
Deposits at brokers for futures contracts	2,250,337	—	1,314,015	4,257	—
Cash - money market deposit account	230,105	369,528	538,751	34,956	180,712
Interest receivable	105,378	1,568	3,203	84	307
Receivable for fund shares sold	—	—	189,477	—	—
Cash	—	4,250,000	—	—	—
Total assets	15,558,899	22,583,821	7,534,057	944,969	19,176,588
LIABILITIES:
Reverse repurchase agreements	12,837,825	17,775,450	5,431,388	740,644	12,837,825
Payable for variation margin on futures contracts, net	117,061	—	53,867	573	—
Interest payable	7,417	10,270	3,138	428	7,417
Payable to Adviser	5,739	8,439	3,721	185	2,563
Payable for swap contracts	—	6,099	—	—	—
Unrealized depreciation on swap contracts	—	306,561	—	—	—
Total liabilities	12,968,042	18,106,819	5,492,114	741,830	12,847,805
NET ASSETS	$2,590,857	$4,477,002	$2,041,943	$203,139	$6,328,783
Net Assets Consist of:
Paid-in capital	$10,111,237	$1,679,567	$7,718,735	$244,366	$6,796,167
Total distributable earnings/(accumulated losses)	(7,520,380)	2,797,435	(5,676,792)	(41,227)	(467,384)
Total net assets	$2,590,857	$4,477,002	$2,041,943	$203,139	$6,328,783
Net assets	$2,590,857	$4,477,002	$2,041,943	$203,139	$6,328,783
Shares issued and outstanding(b)	810,000	90,000	970,000	10,000	260,000
Net asset value per share	$3.20	$49.74	$2.11	$20.31	$24.34
Cost:
Investments in unaffiliated securities, at cost	$—	$—	$—	$—	$3,080,470
Investments in affiliated securities, at cost	$—	$—	$—	$183,754	$3,376,475

(a)	The Fund pledged U.S. Treasury bills as collateral for reverse repurchase agreements and subsequently sold such securities.
(b)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

12

21SHARES ETFs
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	21Shares FTSE Crypto 10 ex-BTC Index ETF	21Shares FTSE Crypto 10 Index ETF
ASSETS:
Investments in affiliated securities, at value	$644,619	$491,289
Receivable for investments sold(a)	1,496,894	2,494,823
Cash - money market deposit account	48,830	23,558
Deposits at brokers for future contracts	14,986	11,320
Dividends receivable	530	—
Interest receivable	—	35
Total assets	2,205,859	3,021,025
LIABILITIES:
Reverse repurchase agreements	1,481,288	2,468,813
Payable for variation margin on futures contracts, net	2,074	1,567
Interest payable	806	990
Payable to Adviser	415	244
Total liabilities	1,484,583	2,471,614
NET ASSETS	$721,276	$549,411
Net Assets Consist of:
Paid-in capital	$1,306,940	$986,070
Total accumulated losses	(585,664)	(436,659)
Total net assets	$721,276	$549,411
Net assets	$721,276	$549,411
Shares issued and outstanding(b)	60,000	40,000
Net asset value per share	$12.02	$13.74
Cost:
Investments in affiliated securities, at cost	$930,050	$812,576

(a)	The Fund pledged U.S. Treasury bills as collateral for reverse repurchase agreements and subsequently sold such securities.
(b)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

13

21SHARES ETFs
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	21Shares 2x Long Dogecoin ETF	21Shares 2x Long HYPE ETF(a)	21Shares 2x Long Sui ETF	21Shares Active Crypto ETF(b)	21Shares Canton Network ETF(c)
INVESTMENT INCOME:
Dividend income from affiliated securities	$—	$—	$—	$171	$—
Interest income	54,240	13,017	27,010	654	8,632
Total investment income	54,240	13,017	27,010	825	8,632
EXPENSES:
Investment advisory fee	67,983	23,465	37,074	447	5,041
Interest expense	21,953	10,270	11,756	428	7,417
Tax expense	55	—	88	—	—
Total expenses	89,991	33,735	48,918	875	12,458
Expense reimbursement by Adviser	(31,209)	(11,103)	(15,057)	(143)	(1,674)
Net expenses	58,782	22,632	33,861	732	10,784
Net investment income/(loss)	(4,542)	(9,615)	(6,851)	93	(2,152)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	—	—	—	—	(30,777)
Investments in affiliated securities	—	—	—	(13,271)	—
Futures contracts	(6,933,805)	—	(5,607,573)	—	—
Swap contracts	—	3,113,611	—	—	—
Net realized gain (loss)	(6,933,805)	3,113,611	(5,607,573)	(13,271)	(30,777)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—	—	—	—	(268,721)
Investments in affiliated securities	—	—	—	(26,529)	(165,734)
Future contracts	(291,745)	—	56,953	(1,520)	—
Swap contracts	—	(306,561)	—	—	—
Net change in unrealized appreciation (depreciation)	(291,745)	(306,561)	56,953	(28,049)	(434,455)
Net realized and unrealized gain (loss)	(7,225,550)	2,807,050	(5,550,620)	(41,320)	(465,232)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,230,092)	$2,797,435	$(5,557,471)	$(41,227)	$(467,384)

(a)	The Fund commenced operations on April 30, 2026.
(b)	The Fund commenced operations on May 14, 2026.
(c)	The Fund commenced operations on May 7, 2026.
The accompanying notes are an integral part of these financial statements.

14

21SHARES ETFs
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	21Shares FTSE Crypto 10 ex-BTC Index ETF	21Shares FTSE Crypto 10 Index ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$1,267	$351
Less: dividend withholding taxes	(341)	(105)
Interest income	1,880	3,487
Total investment income	2,806	3,733
EXPENSES:
Investment advisory fee	3,458	3,233
Interest expense	3,311	6,006
Income tax expense	31	61
Total expenses	6,800	9,300
Expense reimbursement by Adviser	(1,005)	(1,482)
Net expenses	5,795	7,818
Net investment loss	(2,989)	(4,085)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in affiliated securities	(292,218)	(108,930)
Futures contracts	3,691	2,217
Net realized loss	(288,527)	(106,713)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	(144,396)	(192,523)
Future contracts	(7,030)	(5,141)
Net change in unrealized appreciation (depreciation)	(151,426)	(197,664)
Net realized and unrealized loss	(439,953)	(304,377)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(442,942)	$(308,462)

The accompanying notes are an integral part of these financial statements.

15

21SHARES ETFs
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	21Shares 2x Long Dogecoin ETF		21Shares 2x Long HYPE ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(4,542)	$3,046	$(9,615)
Net realized gain (loss)	(6,933,805)	(444,833)	3,113,611
Net change in unrealized appreciation (depreciation)	(291,745)	(290,262)	(306,561)
Net increase (decrease) in net assets from operations	(7,230,092)	(732,049)	2,797,435
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,419)	—	—
Total distributions to shareholders	(1,419)	—	—
CAPITAL TRANSACTIONS:
Creations	8,955,735	1,891,802	8,398,385
Redemptions	(293,120)	—	(6,718,818)
Net increase in net assets from capital transactions	8,662,615	1,891,802	1,679,567
Net increase in net assets	1,431,104	1,159,753	4,477,002
NET ASSETS:
Beginning of the period	1,159,753	—	—
End of the period	$2,590,857	$1,159,753	$4,477,002
SHARES TRANSACTIONS
Creations	770,000	90,000	200,000
Redemptions	(50,000)	—	(110,000)
Total increase in shares outstanding	720,000	90,000	90,000

(a)	The Fund commenced operations on November 20, 2025.
(b)	The Fund commenced operations on April 30, 2026.
The accompanying notes are an integral part of these financial statements.

16

21SHARES ETFs
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	21Shares 2x Long Sui ETF		21Shares Active Crypto ETF	21Shares Canton Network ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026(b) (Unaudited)	Period Ended June 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(6,851)	$2,347	$93	$(2,152)
Net realized loss	(5,607,573)	(277,001)	(13,271)	(30,777)
Net change in unrealized appreciation (depreciation)	56,953	(119,318)	(28,049)	(434,455)
Net decrease in net assets from operations	(5,557,471)	(393,972)	(41,227)	(467,384)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,255)	—	—	—
Total distributions to shareholders	(2,255)	—	—	—
CAPITAL TRANSACTIONS:
Creations	6,840,542	1,668,309	244,300	6,793,656
Redemptions	(513,210)	—	—	—
ETF transaction fees (See Note 6)	—	—	66	2,511
Net increase in net assets from capital transactions	6,327,332	1,668,309	244,366	6,796,167
Net increase in net assets	767,606	1,274,337	203,139	6,328,783
NET ASSETS:
Beginning of the period	1,274,337	—	—	—
End of the period	$2,041,943	$1,274,337	$203,139	$6,328,783
SHARES TRANSACTIONS
Creations	1,050,000	80,000	10,000	260,000
Redemptions	(160,000)	—	—	—
Total increase in shares outstanding	890,000	80,000	10,000	260,000

(a)	The Fund commenced operations on December 4, 2025.
(b)	The Fund commenced operations on May 14, 2026.
(c)	The Fund commenced operations on May 7, 2026.
The accompanying notes are an integral part of these financial statements.

17

21SHARES ETFs
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	21Shares FTSE Crypto 10 ex-BTC Index ETF		21Shares FTSE Crypto 10 Index ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(2,989)	$790	$(4,085)	$1,551
Net realized loss	(288,527)	(16,894)	(106,713)	(14,583)
Net change in unrealized appreciation (depreciation)	(151,426)	(141,324)	(197,664)	(129,095)
Net decrease in net assets from operations	(442,942)	(157,428)	(308,462)	(142,127)
CAPITAL TRANSACTIONS:
Creations	321,646	1,000,000	—	1,000,000
Net increase in net assets from capital transactions	321,646	1,000,000	—	1,000,000
Net increase (decrease) in net assets	(121,296)	842,572	(308,462)	857,873
NET ASSETS:
Beginning of the period	842,572	—	857,873	—
End of the period	$721,276	$842,572	$549,411	$857,873
SHARES TRANSACTIONS
Creations	20,000	40,000	—	40,000
Total increase in shares outstanding	20,000	40,000	—	40,000

(a)	The Fund commenced operations on November 13, 2025.
The accompanying notes are an integral part of these financial statements.

18

21SHARES 2X LONG DOGECOIN ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.89	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.06
Net realized and unrealized loss on investments(c)	(9.68)	(12.17)
Total from investment operations	(9.69)	(12.11)
Net asset value, end of period	$3.20	$12.89
Total return(d)	−75.16%	−48.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,591	$1,160
Ratio of expenses to average net assets:
Before expense waiver(e)	4.63%	4.85%
After expense waiver(e)	3.02%	3.36%
Ratio of interest expense to average net assets(e)	1.13%	1.47%
Ratio of tax expenses to average net assets(e)	0.00%(f)	—%
Ratio of expenses to average net assets excluding interest and tax expense(e)	1.89%	1.89%
Ratio of net investment income (loss) to average net assets(e)	(0.23)%	2.60%
Portfolio turnover rate(d)(g)	—%	—%

(a)	The Fund commenced operations on November 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

21SHARES 2X LONG HYPE ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.12)
Net realized and unrealized gain (loss) on investments(c)	24.86
Total from investment operations	24.74
Net asset value, end of period	$49.74
Total return(d)	98.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,477
Ratio of expenses to average net assets:
Before expense waiver(e)	5.16%
After expense waiver(e)	3.46%
Ratio of interest expense to average net assets(e)	1.57%
Ratio of expenses to average net assets excluding interest expense(e)	1.89%
Ratio of net investment loss to average net assets(e)	(1.47)%
Portfolio turnover rate(d)(f)	—%

(a)	The Fund commenced operations on April 30, 2026.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

21SHARES 2X LONG SUI ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.93	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	0.05
Net realized and unrealized loss on investments(c)	(13.79)	(9.12)
Total from investment operations	(13.81)	(9.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—
Total distributions	(0.01)	—
Net asset value, end of period	$2.11	$15.93
Total return(d)	−86.77%	−36.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,042	$1,274
Ratio of expenses to average net assets:
Before expense waiver(e)	4.20%	5.81%
After expense waiver(e)	2.91%	4.55%
Ratio of interest expense to average net assets(e)	1.01%	2.66%
Ratio of tax expenses to average net assets(e)	0.01%	—%
Ratio of expenses to average net assets excluding interest and tax expense(e)	1.89%	1.89%
Ratio of net investment income (loss) to average net assets(e)	(0.59)%	3.68%
Portfolio turnover rate(d)(f)	—%	—%

(a)	The Fund commenced operations on December 4, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

21SHARES ACTIVE CRYPTO ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.43
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized loss on investments(c)	(4.14)
Total from investment operations	(4.13)
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share(b)	0.01
Net asset value, end of period	$20.31
Total return(d)	−16.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$203
Ratio of expenses to average net assets:
Before expense waiver(e)(f)	3.02%
After expense waiver(e)(f)	2.53%
Ratio of interest expense to average net assets(e)(f)	1.48%
Ratio of expenses to average net assets excluding interest expense(e)(f)	1.05%
Ratio of net investment income to average net assets(e)(f)	0.32%
Portfolio turnover rate(d)(g)	28%

(a)	The Fund commenced operations on May 14, 2026.
(b)	Per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

21SHARES CANTON NETWORK ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.05
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized loss on investments(c)	(0.71)
Total from investment operations	(0.72)
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share(b)	0.01
Net asset value, end of period	$24.34
Total return(d)	−2.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,329
Ratio of expenses to average net assets:
Before expense waiver(e)(f)	1.85%
After expense waiver(e)(f)	1.60%
Ratio of interest expense to average net assets(e)(f)	1.10%
Ratio of expenses to average net assets excluding interest expense(e)(f)	0.50%
Ratio of net investment loss to average net assets(e)(f)	(0.32)%
Portfolio turnover rate(d)(g)	119%

(a)	The Fund commenced operations on May 7, 2026.
(b)	Per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

21SHARES FTSE CRYPTO 10 EX-BTC INDEX ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.06	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(h)	(0.06)	0.02
Net realized and unrealized gain (loss) on investments(c)	(8.98)	(3.96)
Total from investment operations	(9.04)	(3.94)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$12.02	$21.06
Total return(d)	−42.92%	−15.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$721	$843
Ratio of expenses to average net assets:
Before expense waiver(e)(f)	1.80%	1.65%
After expense waiver(e)(f)	1.54%	1.34%
Ratio of interest expense to average net assets(e)(f)	0.88%	0.69%
Ratio of tax expenses to average net assets(e)(f)	0.01%	—%
Ratio of expenses to average net assets excluding interest and tax expense(e)(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.79)%	0.68%
Portfolio turnover rate(d)(g)	102%	13%

(a)	The Fund commenced operations on November 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

24

21SHARES FTSE CRYPTO 10 INDEX ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.45	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(h)	(0.10)	0.04
Net realized and unrealized gain (loss) on investments(c)	(7.61)	(3.59)
Total from investment operations	(7.71)	(3.55)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$13.74	$21.45
Total return(d)	−35.95%	−14.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$549	$858
Ratio of expenses to average net assets:
Before expense waiver(e)(f)	2.66%	1.99%
After expense waiver(e)(f)	2.23%	1.57%
Ratio of interest expense to average net assets(e)(f)	1.72%	1.07%
Ratio of tax expenses to average net assets(e)(f)	0.02%	—%
Ratio of expenses to average net assets excluding interest and tax expense(e)(f)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)(f)	(1.17)%	1.34%
Portfolio turnover rate(d)(g)	31%	11%

(a)	The Fund commenced operations on November 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

25

21SHARES ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
The Funds are non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of June 30, 2026, Teucrium Investment Advisors, LLC (the “Adviser”) manages seventeen active series, seven of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Commencement of Operations
21Shares 2x Long Dogecoin ETF	TXXD	November 20, 2025
21Shares 2x Long HYPE ETF	TXXH	April 30, 2026
21Shares 2x Long Sui ETF	TXXS	December 4, 2025
21Shares Active Crypto ETF	TKNS	May 14, 2026
21Shares Canton Network ETF	TCAN	May 7, 2026
21Shares FTSE Crypto 10 ex-BTC Index ETF	TXBC	November 13, 2025
21Shares FTSE Crypto 10 Index ETF	TTOP	November 13, 2025

Each Fund is an exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund Name	Investment Objective
21Shares 2x Long Dogecoin ETF	Actively managed ETF seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of Dogecoin for a single day, not for any other period.
21Shares 2x Long HYPE ETF
Actively managed ETF seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of Hyperliquid (HYPE) for a single day, not for any other period.

21Shares 2x Long Sui ETF	Actively managed ETF seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of Sui for a single day, not for any other period.
21Shares Active Crypto ETF
Actively managed ETF seeking total return by investing in Crypto Assets or in securities or other instruments that provide economic exposure to Crypto Assets or have economic characteristics that are substantially similar to Crypto Assets.

21Shares Canton Network ETF	Actively managed ETF seeking investment results, before fees and expenses, that correspond to the price performance of Canton Coin.
21Shares FTSE Crypto 10 ex-BTC Index ETF
Passively managed ETF seeking to track, before fees and expenses, the price performance of the FTSE Crypto 10 ex Bitcoin Select Index that measures the performance of the top ten largest Crypto Assets globally, excluding bitcoin, ranked by market capitalization.

21Shares FTSE Crypto 10 Index ETF
Passively managed ETF seeking to track, before fees and expenses, the price performance of the FTSE Crypto 10 Select Index that measures the performance of the top ten largest Crypto Assets globally, ranked by market capitalization.

26

21SHARES ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Consolidation of Subsidiary. The following Funds expect to gain exposure to commodities by each investing in a Cayman subsidiary, a wholly-owned subsidiary of each Fund organized under the laws of the Cayman Islands (each a “Subsidiary”, together the “Subsidiaries”). All inter-company accounts and transactions have been eliminated.

Fund Name	Subsidiary	Net Assets of Subsidiary	Net Assets of the Subsidiary as a Percentage of Fund’s Total Assets
21Shares 2x Long Dogecoin ETF	TXXD Cayman	$2,253,938	15%
21Shares 2x Long HYPE ETF	TXXH Cayman	$3,993,826	18%
21Shares 2x Long Sui ETF	TXXS Cayman	$1,410,851	19%
21Shares Active Crypto ETF	TKNS Cayman	$150,134	16%
21Shares Canton Network ETF	TCAN Cayman	$2,811,749	15%
21Shares FTSE Crypto 10 ex-BTC Index ETF	TXBC Cayman	$388,303	18%
21Shares FTSE Crypto 10 Index ETF	TTOP Cayman	$471,723	16%

The Funds’ Investment Adviser also serves as the investment adviser to each Subsidiary. Each Fund’s investment in a Subsidiary is intended to provide the Funds with indirect exposure to commodities within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly in commodities. Each Subsidiary has the same investment objective as each Fund, but may invest in commodities to a greater extent than the Funds. Except as otherwise noted, references to each Fund’s investments include each Fund’s indirect investments through the Subsidiary. Because the Funds intend to elect to be treated as a regulated investment companies under the Internal Revenue Code of 1986, as amended, the size of each Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. Information regarding each Fund and its Subsidiary has been consolidated in the Consolidated Schedules of Investments, Consolidated Schedules of Futures Contracts, Consolidated Schedules of Reverse Repurchase Agreements, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

27

21SHARES ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, including reverse repurchase agreements, unless the Adviser determines in good faith that such method does not represent fair value.
Futures contracts will be valued at the settlement price on the exchange in which they are principally traded. If there is no current market price available, then the securities will be valued at fair value.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Total return swap contracts are valued using the closing price of the underlying security or benchmark that the contract is tracking.
Crypto Currency will be valued based on an index, unless the Adviser determines that the index is unreliable. The methodology used to calculate the index price to value cryptocurrency may not be deemed consistent with U.S. GAAP.
Other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

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Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Consolidated Schedules of Investments for a summary of the valuations as of June 30, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax. The Funds paid excise taxes on undistributed income, which are presented on the Statements of Operations as Tax Expense.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually. The Funds generally distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of June 30, 2026, the Funds’ period ended, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2026,

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the Funds’ period ended, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal period. At June 30, 2026, the Funds’ period ended, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. DERIVATIVE INSTRUMENTS
Swap Agreements. 21Shares 2x Long Hype ETF intends to enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in HYPE that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. It is expected that the Fund will gain swap exposure to HYPE by entering into one or more swap agreements that use either of the following as a reference asset or indicator: (i) exchange traded products that provide exposure to HYPE, including by holding HYPE directly (a “Spot HYPE ETP”), (ii) an index or other reference rate that the Adviser believes produce daily returns consistent with those of HYPE (“HYPE Index”), or (iii) other benchmarks that the Adviser believes produce daily returns consistent with those of HYPE.
A swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. These investments may incur interest expense as presented on the Statements of Operations.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. The amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.
Futures Contracts. The Funds may invest indirectly, via each Fund’s Subsidiary, in commodity futures, which are standardized futures contracts on commodities to gain exposure to, or manage exposure to commodities. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. During the period that the commodity futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis known as “variation margin”. Subsequent or variation margin payments are received or made on commodity futures contracts depending upon whether unrealized gains or losses are incurred. When futures contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the Consolidated Statements of Operations.
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in each Fund’s Consolidated Schedule of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current

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day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).
The primary risks associated with the use of futures contracts, which may adversely affect the Funds’ NAV and total return, are (a) the imperfect correlation between the change in market value of the commodity future and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to sell securities at a time when it maybe disadvantageous to do so.
At June 30, 2026, the Funds held cash in connection with certain derivative securities and is reflected as deposits at brokers for futures contracts on the Consolidated Statements of Assets and Liabilities. At June 30, 2026, the Funds pledged the following amounts as collateral:

Fund Name	Counterparty	Deposits at Brokers
21Shares 2x Long Dogecoin ETF	StoneX Financial, Inc.	$552,604
	Wedbush Securities, Inc.	$1,697,733

Fund Name	Counterparty	Deposits at Brokers
21Shares 2x Long Sui ETF	ADM Investor Services, Inc.	$556,813
	StoneX Financial, Inc.	$185,536
	Wedbush Securities, Inc.	$571,666

Fund Name	Counterparty	Deposits at Broker
21Shares Active Crypto ETF	StoneX Financial, Inc.	$4,257

Fund Name	Counterparty	Deposits at Broker
21Shares FTSE Crypto 10 ex-BTC Index ETF	StoneX Financial, Inc.	$14,986

Fund Name	Counterparty	Deposits at Broker
21Shares FTSE Crypto 10 Index ETF	StoneX Financial, Inc.	$11,320

The average monthly notional amount of futures contracts during the period ended June 30, 2026 was:

Fund	Long Commodity Risk Futures Contracts
21Shares 2x Long Dogecoin ETF	$7,947,765
21Shares 2x Long Sui ETF	$4,727,563
21Shares Active Crypto ETF	$10,038
21Shares FTSE Crypto 10 ex-BTC Index ETF	$21,930
21Shares FTSE Crypto 10 Index ETF	$19,930

The average monthly notional amount of swap contracts during the period ended June 30, 2026 was:

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June 30, 2026 (Unaudited)(Continued)

Fund	Long Commodity Risk Swap Contracts
21Shares 2x Long HYPE ETF	$8,486,616

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Assets and Liabilities as of June 30, 2026:

Fund	Location on Consolidated Statemetns of Assets & Liabilities	Asset Derivatives	Liability Derivatives
21Shares 2x Long Dogecoin ETF	Payable for variation margin on commodity risk futures contracts, net	$ —	$117,061
21Shares 2x Long HYPE ETF	Unrealized depreciation on swap contracts	$—	$306,561
21Shares 2x Long Sui ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$53,867
21Shares Active Crypto ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$573
21Shares FTSE Crypto 10 ex-BTC Index ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$2,074
21Shares FTSE Crypto 10 Index ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$1,567

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedules of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).
The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Operations for the period ended June 30, 2026:

Fund		Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)
21Shares 2x Long Dogecoin ETF	Commodity risk futures contracts	$(6,933,805)	$(291,745)
21Shares 2x Long HYPE ETF	Commodity risk swap contracts	$3,113,611	$(306,561)
21Shares 2x Long Sui ETF	Commodity risk futures contracts	$(5,607,573)	$56,953
21Shares Active Crypto ETF	Commodity risk futures contracts	$—	$(1,520)
21Shares FTSE Crypto 10 ex-BTC Index ETF	Commodity risk futures contracts	$3,691	$(7,030)
21Shares FTSE Crypto 10 Index ETF	Commodity risk futures contracts	$2,217	$(5,141)

4. REVERSE REPURCHASE AGREEMENTS
The Funds may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.
Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period,

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June 30, 2026 (Unaudited)(Continued)
or expenses of enforcing its rights. At June 30, 2026, the Funds reverse repurchase agreements are reflected on the Consolidated Schedules of Reverse Repurchase Agreements.
The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Fund	Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total*
21Shares 2x Long Dogecoin ETF	U.S. Treasury Bill	$ —	$12,837,825	$ —	$ —	$12,837,825
21Shares 2x Long HYPE ETF	U.S. Treasury Bill	$—	$17,775,450	$—	$—	$17,775,450
21Shares 2x Long Sui ETF	U.S. Treasury Bill	$—	$5,431,388	$—	$—	$5,431,388
21Shares Active Crypto ETF	U.S. Treasury Bill	$—	$740,644	$—	$—	$740,644
21Shares Canton Network ETF	U.S. Treasury Bill	$—	$12,837,825	$—	$—	$12,837,825
21Shares FTSE Crypto 10 ex-BTC Index ETF	U.S. Treasury Bill	$—	$1,481,288	$—	$—	$1,481,288
21Shares FTSE Crypto 10 Index ETF	U.S. Treasury Bill	$—	$2,468,813	$—	$—	$2,468,813

*	Gross amount of all reverse repurchase agreements is included in balnace sheet offsetting information table.
Below is the gross and net information about instruments and transactions eligible for offset in the Consolidated Statements of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.
21Shares 2x Long Dogecoin ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(12,837,825)	$—	$(12,837,825)	$—	$12,837,825	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(12,837,825)	$—	$(12,837,825)	$—	$12,837,825	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.

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June 30, 2026 (Unaudited)(Continued)
21Shares 2x Long HYPE ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Hidden Road Partners CIV US, LLC	Equity Risk Swap Contracts	$(306,561)	$—	$(306,561)	$—	$(306,561)	$—
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(17,775,450)	$—	$(17,775,450)	$—	$17,775,450	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(18,088,110)	$—	$(18,088,110)	$—	$18,088,110	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
21Shares 2x Long Sui ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(5,431,388)	$—	$(5,431,388)	$—	$5,431,388	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(5,431,388)	$—	$(5,431,388)	$—	$5,431,388	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
21Shares Active Crypto ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(740,644)	$—	$(740,644)	$—	$740,644	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(740,644)	$—	$(740,644)	$—	$740,644	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
21Shares Canton Network ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(12,837,825)	$—	$(12,837,825)	$—	$12,837,825	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(12,837,825)	$—	$(12,837,825)	$—	$12,837,825	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
21Shares FTSE Crypto 10 ex-BTC Index ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(1,481,288)	$—	$(1,481,288)	$—	$1,481,288	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(1,481,288)	$—	$(1,481,288)	$—	$1,481,288	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
21Shares FTSE Crypto 10 Index ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(2,468,813)	$—	$(2,468,813)	$—	$2,468,813	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(2,468,813)	$—	$(2,468,813)	$—	$2,468,813	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.

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June 30, 2026 (Unaudited)(Continued)
5. INVESTMENT ADVISORY AGREEMENTS
The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Subsidiaries, and the Adviser, each Fund and Subsidiary pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at a rate in the table below of each Fund’s and Subsidiary’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds and Subsidiaries except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Fund Name	Management Fee
21Shares 2x Long Dogecoin ETF	1.89%
21Shares 2x Long HYPE ETF	1.89%
21Shares 2x Long Sui ETF	1.89%
21Shares Active Crypto ETF	1.05%
21Shares Canton Network ETF	0.50%
21Shares FTSE Crypto 10 ex-BTC Index ETF	0.65%
21Shares FTSE Crypto 10 Index ETF	0.50%

Fee Waiver Agreement. The Adviser contractually agreed to waive the unitary management fee it receives from the Subsidiary in an amount equal to the management fee paid by each Subsidiary. The waiver will remain in effect for a period of one year from the effective date of each Fund’s prospectus, and thereafter shall be automatically renewed from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser waived the following amounts during the period ended June 30, 2026:

Fund Name
TXXD Cayman	$31,209
TXXH Cayman.	11,103
TXXS Cayman	15,057
TKNS Cayman.	143
TCAN Cayman.	1,674
TXBC Cayman	1,005
TTOP Cayman	1,482

Sub-Advisory Agreement. 21Shares US LLC (the “Sub-Adviser”), a Delaware limited liability company serves as sub-adviser to each Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for managing all of the securities and other assets of the Funds entrusted to it hereunder (the “Assets”), including the purchase, retention and disposition of the Assets, subject

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to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, at an annual rate based on the average daily net assets of the Funds in accordance with the following fee schedule:

Fund Name	Sub-Advisory Fee
21Shares 2x Long Dogecoin ETF	0.85%
21Shares 2x Long HYPE ETF	0.85%
21Shares 2x Long Sui ETF	0.85%
21Shares Active Crypto ETF	0.50%
21Shares Canton Network ETF	0.20%
21Shares FTSE Crypto 10 ex-BTC Index ETF	0.20%
21Shares FTSE Crypto 10 Index ETF	0.15%

Distribution Agreement and 12b-1 Plan. PINE Distributors LLC (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
Pursuant to a custody agreement between the Trust and BitGo Bank & Trust (“BitGo” or the “Crypto Custodian”), BitGo serves as the custodian of the 21Shares Canton Network ETF crypto assets. The Crypto Custodian holds and administers the crypto assets in the Fund’s portfolio. Pursuant to the agreement, the Adviser pays the Fund’s crypto custodian fees.
6. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on exchanges as follows:

Fund Name	Listing Exchange
21Shares 2x Long Dogecoin ETF	Nasdaq Stock Market, LLC
21Shares 2x Long HYPE ETF	Nasdaq Stock Market, LLC
21Shares 2x Long Sui ETF	Nasdaq Stock Market, LLC
21Shares Active Crypto ETF	Nasdaq Stock Market, LLC
21Shares Canton Network ETF	Nasdaq Stock Market, LLC
21Shares FTSE Crypto 10 ex-BTC Index ETF	NYSE Arca, Inc.
21Shares FTSE Crypto 10 Index ETF	NYSE Arca, Inc.

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that

37

21SHARES ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Consolidated Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
7. FEDERAL INCOME TAX
The tax character of distributions paid for the fiscal period ended June 30, 2026, were as follows:

	Ordinary Income(1)(2)	Long-Term Capital Gain
21Shares 2x Long Dogecoin ETF	$1,419	$ —
21Shares 2x Long HYPE ETF	$—	$—
21Shares 2x Long Sui ETF	$2,255	$—
21Shares Active Crypto ETF	$—	$—
21Shares Canton Network ETF	$—	$—
21Shares FTSE Crypto 10 ex-BTC Index ETF	$—	$—
21Shares FTSE Crypto 10 Index ETF	$—	$—

(1)	Ordinary income may inlcude short-term capital gains.
(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.
There were no distributions paid for the fiscal period ended December 31, 2025.

38

21SHARES ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TXXD	TXXS	TXBC	TTOP
Federal Tax Cost of Investments	$—	$—	$895,045	$896,016
Gross Tax Unrealized Appreciation	$—	$—	$51,171	$2,163
Gross Tax Unrealized Depreciation	—	—	(192,206)	(130,927)
Net Tax Unrealized Appreciation	—	—	(141,035)	(128,764)
Undistributed Ordinary Income	1,393	2,252	790	1,551
Other Accumulated Gain (Loss)	(290,262)	(119,318)	(2,477)	(984)
Total Distributable Earnings/(Accumulated Losses)	$(288,869)	$(117,066)	$(142,722)	$(128,197)

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. Each Fund’s carry forward losses, post-October losses and late year losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred no post-October losses or late-year ordinary losses.
At December 31, 2025, the Funds had carry forward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Capital Loss Carryover Utilized
21Shares 2x Long DogecoinETF	$—	$ —	$ —
21Shares 2x Long Sui ETF	—	—	—
21Shares FTSE Crypto 10 ex-BTC Index ETF	2,188	—	—
21Shares FTSE Crypto 10 Index ETF	653	—	—

8. INVESTMENT TRANSACTIONS
During the period ended June 30, 2026, the Funds did not realize net capital gains or losses resulting from in-kind redemptions.
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
21Shares 2x Long Dogecoin ETF	$—	$—	$—	$ —
21Shares 2x Long HYPE ETF	—	—	—	—
21Shares 2x Long Sui ETF	—	—	—	—
21Shares Active Crypto ETF	417,948	220,924	—	—
21Shares Canton Network ETF	6,783,546	295,825	—	—
21Shares FTSE Crypto 10 ex-BTC Index ETF	740,551	413,325	319,044	—
21Shares FTSE Crypto 10 Index ETF	206,156	180,666	—	—

9. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

39

21SHARES ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Investments linked to crypto currency can be highly volatile compared to investments in traditional securities and the Funds may experience sudden and large losses. The markets for crypto currency and crypto currency-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for crypto currencies.
There is no guarantee that 21Shares 2x Long Dogecoin ETF, 21Shares 2x Long HYPE ETF and 21Shares 2x Long Sui ETF will achieve a high degree of correlation to the price performance of their reference commodities, therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the reference commodities, the Funds seek to rebalance their portfolios daily to keep leverage consistent with their daily leveraged investment objectives. In addition, the Funds’ exposure to the price of the reference commodities is impacted by the movement of the price of the reference commodities. Because of this, it is unlikely that the Funds will be perfectly exposed to the price performance of the reference commodities at the end of each day. The possibility of the Funds being materially over- or under-exposed to the price performance of the reference commodities increases on days when the price of the reference commodities are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Funds’ ability to adjust exposure to the required levels. The Funds may have difficulty achieving their daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Funds. The Funds may be subject to large movements of assets into and out of the Funds, potentially resulting in the Funds being over- or under-exposed to the price of the reference commodities. The Funds may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Funds’ correlation to the price performance of the reference commodities.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
10. OPERATING SEGMENTS
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the consolidated financial statements and consolidated financial highlights.
11. SUBSEQUENT EVENTS
Effective July 7, 2026, 21Shares 2x Long Sui ETF completed a reverse share split. As a result of the reverse split, every 10 shares of the Fund were exchanged for one share of the Fund.
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

40

21SHARES ACTIVE CRYPTO ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS June 30, 2026 (Unaudited)
At meetings held on August 26, 2025 (the “August Meeting”) and September 8-9, 2025 (the “September Meeting” and together with the August Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of 21Shares Active Crypto ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and 21Shares US LLC (the “Sub-Adviser”), with respect to the Fund.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser and the Sub-Adviser. The Board also considered certain materials provided by the Adviser to the Board at its March 4, 2025 meeting.
In addition to the written materials provided to the Board in advance of the Meetings, during the September Meeting representatives from the Adviser and Sub-Adviser each provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to each Fund by the Adviser and Sub-Adviser, as well as the rationale for launching each Fund, each Fund’s proposed fees, and information with respect to each Fund’s strategy and certain operational aspects of each Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act and information conveyed during the Adviser’s and Sub-Adviser’s oral presentations. The Board also considered the information it received throughout the year about the Adviser. The Board deliberated on the approval of each Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee for each Fund reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the other service providers, oversight of general fund compliance with federal and state laws and related policies and procedures, and the implementation of Board directives as they relate to the Funds. The Board also considered that the Adviser will provide investment and operational oversight of the Sub-Adviser, as well as arrange for transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s (“CCO”) assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested,

41

21SHARES ACTIVE CRYPTO ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS June 30, 2026 (Unaudited)(Continued)
among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading derivatives. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.
Fund Expenses and Performance. Because each Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that each Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for each Fund compared to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared each Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (each, a “Selected Peer Group”).
21Shares Active Crypto ETF: The Board noted that the management fee was higher than the average and median of its Peer Group but was within the range of funds in its Selected Peer Group.
The Board considered the Adviser’s discussion of the characteristics that set each Fund apart from its respective peers to warrant higher management fees and agreed to monitor whether each Fund’s management fee continues to remain appropriate in light of performance and the manner in which its respective investment strategy is implemented following its commencement of operations and the markets’ reception of each Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee for each Fund, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to each Fund, the Board took into consideration that each Fund would pay the Adviser a “unitary fee,” meaning each Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating each Fund’s other service providers, including the Sub-Adviser, and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. Based on the projected profitability information presented and the comparability of each Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing each Fund as assets grow in size. However, the Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s shareholders. In the event there were to be significant asset growth in each Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to each Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser would have as each Fund’s investment sub-adviser, subject to the supervision and oversight of the Adviser, including: responsibility for the management of some or all of the assets of each Fund, subject to the supervision and oversight of the Adviser; determining the assets to be purchased, retained or sold by each Fund; executing placement of certain orders and selection of brokers or dealers

42

21SHARES ACTIVE CRYPTO ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS June 30, 2026 (Unaudited)(Continued)
for such orders; assist with general portfolio compliance with relevant law; assist with daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about each Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered, among other things, the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations, and the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Fund by the Sub-Adviser.
Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fees reflected an appropriate allocation of the advisory fees paid to the Adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with each Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.
Economies of Scale. The Board expressed the view that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.
At meetings held on December 2, 2025 (the “Pre-Meeting”) and December 10-11, 2025 (the “Regular Meeting” and together with the Pre-Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of 21Shares 2x Long HYPE ETF and 21Shares Canton Network ETF (each a “Fund” and together, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and 21Shares US LLC (the “Sub-Adviser”), with respect to the Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser and the Sub-Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the Regular Meeting representatives from the Adviser and Sub-Adviser each provided the Board with an overview of its advisory business,

43

21SHARES ACTIVE CRYPTO ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS June 30, 2026 (Unaudited)(Continued)
including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to each Fund by the Adviser and Sub-Adviser, as well as the rationale for launching each Fund, each Fund’s proposed fees, and information with respect to each Fund’s strategy and certain operational aspects of each Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements under the 1940 Act and information conveyed during the Adviser’s and Sub-Adviser’s oral presentations. The Board also considered the information it received throughout the year about the Adviser. The Board deliberated on the approval of each Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the Regular Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee for each Fund reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the other service providers, oversight of general fund compliance with federal and state laws and related policies and procedures, and the implementation of Board directives as they relate to the Funds. The Board also considered that the Adviser will provide investment and operational oversight of the Sub-Adviser, as well as arrange for transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s (“CCO”) assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading derivatives. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.
Fund Expenses and Performance. Because each Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that each Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for each Fund compared to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared the 21Shares 2x Long HYPE ETF’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (each, a “Selected Peer Group”).
21Shares 2x Long HYPE ETF: The Board noted that the management fee was higher than the average and median of its Peer Group and higher than the funds in its Selected Peer Group.
21Shares Canton Network ETF: The Board noted that the management fee was lower than the average and median of its Peer Group.

44

21SHARES 2x LONG HYPE ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS June 30, 2026 (Unaudited)(Continued)
The Board considered the Adviser’s discussion of the characteristics that set the 21Shares 2x Long HYPE ETF apart from its respective peers to warrant higher management fees and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its respective investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee for each Fund, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to each Fund, the Board took into consideration that each Fund would pay the Adviser a “unitary fee,” meaning each Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating each Fund’s other service providers, including the Sub-Adviser, and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. Based on the projected profitability information presented and the comparability of each Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing each Fund as assets grow in size. However, the Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s shareholders. In the event there were to be significant asset growth in each Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to each Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser would have as each Fund’s investment sub-adviser, subject to the supervision and oversight of the Adviser, including: responsibility for the management of some or all of the assets of each Fund, subject to the supervision and oversight of the Adviser; determining the assets to be purchased, retained or sold by each Fund; executing placement of certain orders and selection of brokers or dealers for such orders; assist with general portfolio compliance with relevant law; assist with daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about each Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered, among other things, the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations, and the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management, particularly with respect to crypto assets. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Fund by the Sub-Adviser.

45

21SHARES 2x LONG HYPE ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS June 30, 2026 (Unaudited)(Continued)
Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fees reflected an appropriate allocation of the advisory fees paid to the Adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with each Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.
Economies of Scale. The Board expressed the view that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

46

21SHARES ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See Board Consideration and Approval of Advisory and Sub-Advisory Agreements.

47

AlphaDroid ETFs
ALPHADROID BROAD MARKETS MOMENTUM ETF (EZMO)
ALPHADROID DEFENSIVE SECTOR ROTATION ETF (EZRO)
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

TABLE OF CONTENTS (Unaudited)

ALPHADROID BROAD MARKETS MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
Invesco QQQ Trust Series 1(a)	13,480	$9,926,672
State Street SPDR S&P 500 ETF Trust(a)	6,610	4,936,150
TOTAL EXCHANGE TRADED FUNDS (Cost $15,079,195)		14,862,822
TOTAL INVESTMENTS - 99.8% (Cost $15,079,195)		$14,862,822
Money Market Deposit Account - 0.1%(b)		13,472
Other Assets in Excess of Liabilities - 0.1%		14,497
TOTAL NET ASSETS - 100.0%		$14,890,791

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$14,862,822	$—	$—	$14,862,822
Total Investments	$14,862,822	$—	$—	$14,862,822

The accompanying notes are an integral part of these financial statements.

1

ALPHADROID DEFENSIVE SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.4%
Invesco QQQ Trust Series 1	5,457	$4,018,535
iShares Global Clean Energy ETF	176,113	3,608,555
iShares U.S. Technology ETF	15,760	3,975,145
State Street SPDR S&P Telecom ETF	16,988	3,864,600
State Street Technology Select Sector SPDR ETF	41,329	7,874,001
Themes Generative Artificial Intelligence ETF	93,713	3,622,326
Vanguard Industrials ETF	11,899	4,288,162
TOTAL EXCHANGE TRADED FUNDS (Cost $33,011,640)		31,251,324
TOTAL INVESTMENTS - 99.4% (Cost $33,011,640)		$31,251,324
Money Market Deposit Account - 0.7%(a)		219,455
Liabilities in Excess of Other Assets - (0.1)%		(21,126)
TOTAL NET ASSETS - 100.0%		$31,449,653

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$31,251,324	$—	$—	$31,251,324
Total Investments	$31,251,324	$—	$—	$31,251,324

The accompanying notes are an integral part of these financial statements.

2

ALPHADROID ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	AlphaDroid Broad Markets Momentum ETF	AlphaDroid Defensive Sector Rotation ETF
ASSETS:
Investments, at value	$14,862,822	$31,251,324
Dividends receivable	24,807	4,654
Cash - money market deposit account	13,472	219,455
Interest receivable	61	515
Total assets	14,901,162	31,475,948
LIABILITIES:
Payable to Adviser	10,371	26,295
Total liabilities	10,371	26,295
NET ASSETS	$14,890,791	$31,449,653
Net Assets Consist of:
Paid-in capital	$15,052,174	$31,035,117
Total distributable earnings/(accumulated losses)	(161,383)	414,536
Total net assets	$14,890,791	$31,449,653
Net assets	$14,890,791	$31,449,653
Shares issued and outstanding(a)	560,000	1,230,000
Net asset value per share	$26.59	$25.57
Cost:
Investments, at cost	$15,079,195	$33,011,640

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

ALPHADROID ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	AlphaDroid Broad Markets Momentum ETF(a)	AlphaDroid Defensive Sector Rotation ETF(a)
INVESTMENT INCOME:
Dividend income	$86,554	$172,425
Interest income	947	2,059
Total investment income	87,501	174,484
EXPENSES:
Investment advisory fee	64,505	126,199
Total expenses	64,505	126,199
Expense reimbursement by Adviser	(10,185)	—
Net expenses	54,320	126,199
Net investment income	33,181	48,285
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(601,728)	(461,392)
In-kind redemptions	614,304	2,867,785
Net realized gain	12,576	2,406,393
Net change in unrealized appreciation (depreciation) on:
Investments	(351,987)	(1,670,597)
Net change in unrealized appreciation (depreciation)	(351,987)	(1,670,597)
Net realized and unrealized gain (loss)	(339,411)	735,796
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(306,230)	$784,081

(a)	The Fund commenced operations on October 15, 2025.
The accompanying notes are an integral part of these financial statements.

4

ALPHADROID ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	AlphaDroid Broad Markets Momentum ETF		AlphaDroid Defensive Sector Rotation ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$33,181	$(2,797)	$48,285	$(3,796)
Net realized gain (loss)	12,576	53,627	2,406,393	(260,809)
Net change in unrealized appreciation (depreciation)	(351,987)	135,614	(1,670,597)	(89,719)
Net increase (decrease) in net assets from operations	(306,230)	186,444	784,081	(354,324)
CAPITAL TRANSACTIONS:
Creations	24,309,503	7,707,786	80,600,215	15,713,125
Redemptions	(16,216,236)	(790,476)	(62,886,310)	(2,407,134)
Net increase in net assets from capital transactions	8,093,267	6,917,310	17,713,905	13,305,991
Net increase in net assets	7,787,037	7,103,754	18,497,986	12,951,667
NET ASSETS:
Beginning of the period	7,103,754	—	12,951,667	—
End of the period	$14,890,791	$7,103,754	$31,449,653	$12,951,667
SHARES TRANSACTIONS
Creations	890,000	300,000	3,080,000	630,000
Redemptions	(600,000)	(30,000)	(2,380,000)	(100,000)
Total increase in shares outstanding	290,000	270,000	700,000	530,000

(a)	The Fund commenced operations on October 15, 2025.
The accompanying notes are an integral part of these financial statements.

5

ALPHADROID BROAD MARKETS MOMENTUM ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.31	$25.15
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(h)	0.07	(0.01)
Net realized and unrealized gain on investments(c)	0.21	1.17
Total from investment operations	0.28	1.16
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$26.59	$26.31
Total return(d)	1.07%	4.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,891	$7,104
Ratio of expenses to average net assets:
Before expense reimbursement(e)(f)	0.95%	0.95%
After expense reimbursement(e)(f)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(e)(f)	0.49%	(0.26)%
Portfolio turnover rate(d)(g)	631%	24%

(a)	The Fund commenced operations on October 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

6

ALPHADROID DEFENSIVE SECTOR ROTATION ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.44	$25.05
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(h)	0.05	(0.01)
Net realized and unrealized gain (loss) on investments(c)	1.08	(0.60)
Total from investment operations	1.13	(0.61)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$25.57	$24.44
Total return(d)	4.63%	−2.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,450	$12,952
Ratio of expenses to average net assets(e)(f)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)(f)	0.36%	(0.19)%
Portfolio turnover rate(d)(g)	842%	82%

(a)	The Fund commenced operations on October 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

7

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
The AlphaDroid Broad Markets Momentum ETF and AlphaDroid Defensive Sector Rotation ETF are each a non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of June 30, 2026, Teucrium Investment Advisors, LLC (the “Adviser”) manages seventeen active series, two of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “AlphaDroid ETFs”).

Fund Name	Ticker	Commencement of Operations
AlphaDroid Broad Markets Momentum ETF	EZMO	October 15, 2025
AlphaDroid Defensive Sector Rotation ETF	EZRO	October 15, 2025

Each Fund is a passively managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund Name	Investment Objective
AlphaDroid Broad Markets Momentum ETF	Seeks to track the total return performance, before fees and expenses, of the AlphaDroid EZ-MO Broad Markets Momentum Index.
AlphaDroid Defensive Sector Rotation ETF	Seeks to track the total return performance, before fees and expenses, of the AlphaDroid EZ-RO Defensive Sector Rotation Index.

2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

8

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
Other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of June 30, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

9

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Interest income is accrued daily. Dividend income and realized gain distributions are recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually. The Funds generally distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of June 30, 2026, the Funds’ period ended, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2026, the Funds’ period ended, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal period. At June 30, 2026, the Funds’ period ended, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the

10

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at 0.95% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (“Excluded Expenses”).
The Adviser contractually agreed to waive its management fee for the AlphaDroid Broad Markets Momentum ETF to 0.80% of the Fund’s average daily net assets. The waiver will remain in effect from year to year for successive one-year periods unless terminated sooner by the Board. The Adviser waived $10,185 during the period ended June 30, 2026, for a total of (0.15)% of the Fund’s average daily net assets. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
Distribution Agreement and 12b-1 Plan. PINE Distributors LLC (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.

11

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
There were no distributions paid for the fiscal periods ended June 30, 2026 and December 31, 2025.
At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	AlphaDroid Broad Markets Momentum ETF	AlphaDroid Defensive Sector Rotation ETF
Federal Tax Cost of Investments	$6,941,518	$12,973,339
Gross Tax Unrealized Appreciation	$160,099	$59,838
Gross Tax Unrealized Depreciation	(24,486)	(176,297)
Net Tax Unrealized Appreciation	135,613	(116,459)
Undistributed Ordinary Income	9,234	—
Other Accumulated Gain (Loss)	—	(253,086)
Total Distributable Earnings/ (Accumulated Losses)	$144,847	$(369,545)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred no post-October losses or late year losses.

12

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
At December 31, 2025, the Funds had the following capital loss carryforwards:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Capital Loss Carryover Utilized
AlphaDroid Broad Markets Momentum ETF	$—	$ —	$ —
AlphaDroid Defensive Sector Rotation ETF	253,086	—	—

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2026, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
AlphaDroid Broad Markets Momentum ETF	$741,516	$(127,212)
AlphaDroid Defensive Sector Rotation ETF	3,112,630	(244,845)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AlphaDroid BroadMarkets Momentum ETF	$82,255,301	$74,130,199	$21,424,577	$15,914,597
AlphaDroid Defensive Sector Rotation ETF	212,515,467	194,856,819	79,538,540	62,149,352

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

13

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
9. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related events and transactions that occurred subsequent to June 30, 2026, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

ALPHADROID ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See Board Consideration and Approval of Advisory Agreement disclosure as presented in the Annual Financial Statements and Additional Information as of December 31, 2025.

15

TEUCRIUM ETFs
Teucrium 2x Daily Corn ETF (CXRN)
Teucrium 2x Daily Wheat ETF (WXET)
Teucrium 2x Long Daily XRP ETF (XXRP)
Teucrium Agricultural Strategy No K-1 ETF (TILL)
Teucrium xETFs 2x Long Daily BNB ETF (XBNB)
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Teucrium 2x Daily Corn ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 80.4%(a)	3,239,135
Other Assets in Excess of Liabilities - 19.6%	790,437
TOTAL NET ASSETS - 100.0%	$4,029,572

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CBT Corn No. 2 Yellow Futures(a)	386	09/14/2026	$8,043,275	$(204,532)
Net Unrealized Appreciation (Depreciation)				$(204,532)

(a)	All of this security is held by CXRN Cayman.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(204,532)	$—	$—	$(204,532)
Total Other Financial Instruments	$(204,532)	$—	$—	$(204,532)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

1

Teucrium 2x Daily Wheat ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 76.3%(a)	5,342,970
Other Assets in Excess of Liabilities - 23.7%	1,660,730
TOTAL NET ASSETS - 100.0%	$7,003,700

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CBT Wheat Futures(a)	475	09/14/2026	$13,994,688	$(196,438)
Net Unrealized Appreciation (Depreciation)				$(196,438)

(a)	All of this security is held by WXET Cayman.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(196,438)	$—	$—	$(196,438)
Total Other Financial Instruments	$(196,438)	$—	$—	$(196,438)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

2

Teucrium 2x Long Daily XRP ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 21.2%(a)	18,333,992
Other Assets in Excess of Liabilities - 78.8%	68,071,875
TOTAL NET ASSETS - 100.0%	$86,405,867

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
CME XRP Futures(a)	1,460	07/31/2026	$76,613,500	$(4,721,766)
CDE XRPL Futures(a)	9,125	07/31/2026	96,104,500	(6,604,083)
Net Unrealized Appreciation (Depreciation)				$(11,325,849)

(a)	All of this security is held by XXRP Cayman.
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.16%	06/25/2026	07/02/2026	$326,146,853	$325,883,250
				$326,146,853	$325,883,250

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At June 30, 2026, the value of Treasury bills sold that remain subject to the reverse repurchase agreements totaled $329,316,626 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(325,883,250)	$—	$(325,883,250)
Futures Contracts *	(11,325,849)	—	—	(11,325,849)
Total Other Financial Instruments	$(11,325,849)	$(325,883,250)	$—	$(337,209,099)

* The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

3

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 94.6%(a)	34,453,117
Other Assets in Excess of Liabilities - 5.4%	1,960,331
TOTAL NET ASSETS - 100.0%	$36,413,448

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

Consolidated Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
CBT Corn No. 2 Yellow Futures(a)	413	12/14/2026	$9,003,400	$(1,047,223)
CBT Soybeans Futures(a)	158	11/13/2026	9,035,625	(272,370)
ICE Sugar #11 Futures(a)	542	06/30/2027	9,481,965	(250,351)
CBT Wheat Futures(a)	281	07/14/2027	8,879,600	(889,857)
Net Unrealized Appreciation (Depreciation)				$(2,459,801)

(a)	All of this security is held by TILL Cayman.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(2,459,801)	$—	$—	$(2,459,801)
Total Other Financial Instruments	$(2,459,801)	$—	$—	$(2,459,801)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

4

Teucrium xETFs 2x Long Daily BNB ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 51.7%(a)	91,253
Other Assets in Excess of Liabilities - 48.3%	85,333
TOTAL NET ASSETS - 100.0%	$176,586

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

Consolidated Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MarketVector BNB Index(a)	FalconX	Receive	OBFR + 0.11%	Monthly	05/27/2027	$351,694	$ (9)
Net Unrealized Appreciation (Depreciation)							$(9)

(a)	All of this security is held by XBNB Cayman.
There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.
Consolidated Schedule of Reverse Repurchase Agreements
June 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.16%	06/25/2026	07/02/2026	$321,206	$320,946
				$321,206	$320,946

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At June 30, 2026, the value of Treasury bills sold that remain subject to the reverse repurchase agreements totaled $324,327 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(320,946)	$—	$(320,946)
Total Return Swaps*	—	(9)	—	(9)
Total Other Financial Instruments	$—	$(320,955)	$—	$(320,955)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

5

TEUCRIUM ETFs
Consolidated Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium 2x Long Daily XRP ETF	Teucrium Agricultural Strategy No K-1 ETF	Teucrium xETFs 2x Long Daily BNB ETF
ASSETS:
Cash - money market deposit account	$3,239,135	$5,342,970	$18,333,992	$34,453,117	$91,253
Deposits at brokers for future contracts	658,350	1,449,938	65,591,272	1,651,004	—
Receivable for variation margin on futures contracts, net	123,501	222,018	—	227,857	—
Interest receivable	12,373	19,198	122,657	111,310	326
Receivable for investments sold(a)	—	—	329,316,626	—	324,327
Magin account receivable - futures	—	—	10,000	—	—
Cash	—	—	—	—	204,336
Total assets	4,033,359	7,034,124	413,374,547	36,443,288	620,242
LIABILITIES:
Payable to Adviser	3,787	6,004	155,025	29,840	337
Payable for swap contracts	—	—	—	—	122,179
Unrealized depreciation on swap contracts	—	—	—	—	9
Reverse repurchase agreements	—	—	325,883,250	—	320,946
Interest payable	—	24,420	5,845,528	—	185
Payable for fund shares redeemed	—	—	1,652,831	—	—
Payable for variation margin on futures contracts, net	—	—	4,746,525	—	—
Total liabilities	3,787	30,424	338,283,159	29,840	443,656
NET ASSETS	$4,029,572	$ 7,003,700	$86,405,867	$ 36,413,448	$ 176,586
Net Assets Consist of:
Paid-in capital	$5,678,785	$ 7,808,598	$283,188,508	$ 38,460,199	$ 250,000
Total accumulated losses	(1,649,213)	(804,898)	(196,782,641)	(2,046,751)	(73,414)
Total net assets	$4,029,572	$ 7,003,700	$86,405,867	$ 36,413,448	$ 176,586
Net assets	$4,029,572	$ 7,003,700	$86,405,867	$ 36,413,448	$ 176,586
Shares issued and outstanding(b)	270,000	410,000	4,183,971	2,100,000	10,000
Net asset value per share	$14.92	$17.08	$20.65	$17.34	$17.66

(a)	The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
(b)	Unlimited shares authorized.
The accompanying notes are an integral part of these consolidated financial statements.

6

TEUCRIUM ETFs
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium 2x Long Daily XRP ETF	Teucrium Agricultural Strategy No K-1 ETF	Teucrium xETFs 2x Long Daily BNB ETF(a)
INVESTMENT INCOME:
Interest income	$47,922	$75,375	$1,614,828	$357,524	$999
Total investment income	47,922	75,375	1,614,828	357,524	999
EXPENSES:
Investment advisory fee	25,106	42,349	2,182,703	161,044	1,143
Interest expense	—	—	930,018	204	185
Tax expense	—	—	3,681	—	—
Total expenses	25,106	42,349	3,116,402	161,248	1,328
Expense reimbursement by Adviser	(11,079)	(19,569)	(939,790)	(68,667)	(353)
Net expenses	14,027	22,780	2,176,612	92,581	975
Net investment income/(loss)	33,895	52,595	(561,784)	264,943	24
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	(113,216)	—	—
Futures contracts	(1,478,682)	(718,883)	(190,107,765)	35,779	—
Swap contracts	—	—	—	—	(73,403)
Net realized gain (loss)	(1,478,682)	(718,883)	(190,220,981)	35,779	(73,403)
Net change in unrealized appreciation (depreciation) on:
Future contracts	(175,693)	(95,904)	(701,931)	(2,347,473)	—
Swap contracts	—	—	—	—	(9)
Net change in unrealized appreciation (depreciation)	(175,693)	(95,904)	(701,931)	(2,347,473)	(9)
Net realized and unrealized loss	(1,654,375)	(814,787)	(190,922,912)	(2,311,694)	(73,412)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,620,480)	$ (762,192)	$ (191,484,696)	$ (2,046,751)	$ (73,388)

(a)	The Fund commenced operations on April 28, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

7

TEUCRIUM ETFs
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Teucrium 2x Daily Corn ETF		Teucrium 2x Daily Wheat ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$33,895	$34,588	$52,595	$29,295
Net realized loss	(1,478,682)	(155,152)	(718,883)	(427,017)
Net change in unrealized appreciation (depreciation)	(175,693)	(163,998)	(95,904)	(55,210)
Net decrease in net assets from operations	(1,620,480)	(284,562)	(762,192)	(452,932)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(28,735)	(32,634)	(42,719)	(26,714)
Total distributions to shareholders	(28,735)	(32,634)	(42,719)	(26,714)
CAPITAL TRANSACTIONS:
Creations	5,835,885	—	8,777,679	—
Redemptions	(927,441)	(1,047,348)	(1,557,751)	(878,816)
Net increase (decrease) in net assets from capital transactions	4,908,444	(1,047,348)	7,219,928	(878,816)
Net increase (decrease) in net assets	3,259,229	(1,364,544)	6,415,017	(1,358,462)
NET ASSETS:
Beginning of the period	770,343	2,134,887	588,683	1,947,145
End of the period	$4,029,572	$770,343	$7,003,700	$588,683
SHARES TRANSACTIONS
Creations	290,000	—	450,000	—
Redemptions	(60,000)	(40,000)	(80,000)	(40,000)
Total increase (decrease) in shares outstanding	230,000	(40,000)	370,000	(40,000)

The accompanying notes are an integral part of these consolidated financial statements.

8

TEUCRIUM ETFs
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Teucrium 2x Long Daily XRP ETF		Teucrium Agricultural Strategy No K-1 ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(561,784)	$(1,299,152)	$264,943	$137,671
Net realized gain (loss)	(190,220,981)	(401,534,552)	35,779	(517,171)
Net change in unrealized appreciation (depreciation)	(701,931)	(10,623,918)	(2,347,473)	104,329
Net increase (decrease) in net assets from operations	(191,484,696)	(413,457,622)	(2,046,751)	(275,171)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(273,812)	(11,670,657)	—	(134,500)
Total distributions to shareholders	(273,812)	(11,670,657)	—	(134,500)
CAPITAL TRANSACTIONS:
Creations	110,392,452	644,755,593	73,163,882	2,972,126
Redemptions	(12,166,666)	(39,688,725)	(37,416,155)	(4,032,837)
Net increase (decrease) in net assets from capital transactions	98,225,786	605,066,868	35,747,727	(1,060,711)
Net increase (decrease) in net assets	(93,532,722)	179,938,589	33,700,976	(1,470,382)
NET ASSETS:
Beginning of the period	179,938,589	—	2,712,472	4,182,854
End of the period	$86,405,867	$179,938,589	$36,413,448	$2,712,472
SHARES TRANSACTIONS(b)
Creations	2,554,000	2,058,000	4,012,500	162,500
Redemptions	(252,029)	(176,000)	(2,075,000)	(225,000)
Total increase (decrease) in shares outstanding	2,301,971	1,882,000	1,937,500	(62,500)

(a)	The Fund commenced operations on April 8, 2025.
(b)	Share amounts for Teucrium 2x Long Daily XRP ETF have been adjusted for a 1 for 10 reverse share split effective on June 29, 2026. See Note 9.
The accompanying notes are an integral part of these consolidated financial statements.

9

TEUCRIUM ETFs
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(Continued)

Teucrium xETFs 2x Long Daily BNB ETF
Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income	$24
Net realized loss	(73,403)
Net change in unrealized appreciation (depreciation)	(9)
Net decrease in net assets from operations	(73,388)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(26)
Total distributions to shareholders	(26)
CAPITAL TRANSACTIONS:
Creations	250,000
Net increase in net assets from capital transactions	250,000
Net increase in net assets	176,586
NET ASSETS:
Beginning of the period	—
End of the period	$ 176,586
SHARES TRANSACTIONS
Creations	10,000
Total increase in shares outstanding	10,000

(a)	The Fund commenced operations on April 28, 2026.
The accompanying notes are an integral part of these consolidated financial statements.

10

Teucrium 2x Daily Corn ETF
Consolidated Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.26	$26.69	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.68	0.04
Net realized and unrealized gain (loss) on investments(c)	(4.39)	(7.47)	1.69
Total from investment operations	(4.18)	(6.79)	1.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.64)	(0.04)
Total distributions	(0.16)	(0.64)	(0.04)
Net asset value, end of period	$14.92	$19.26	$26.69
Total return(d)	−21.84%	−25.78%	6.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,030	$770	$2,135
Ratio of expenses to average net assets:
Before expense reimbursement(e)	1.70%	1.71%	1.70%
After expense reimbursement(e)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(e)	2.30%	2.87%	3.13%
Portfolio turnover rate(d)(f)	—%	—%	—%

(a)	The Fund commenced operations on December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

11

Teucrium 2x Daily Wheat ETF
Consolidated Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$14.72	$24.34	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.58	0.04
Net realized and unrealized gain (loss) on investments(c)	2.28	(9.68)	(0.67)
Total from investment operations	2.49	(9.10)	(0.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.52)	(0.03)
Total distributions	(0.13)	(0.52)	(0.03)
Net asset value, end of period	$17.08	$14.72	$24.34
Total return(d)	16.92%	−37.91%	−2.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,004	$589	$1,947
Ratio of expenses to average net assets:
Before expense reimbursement(e)	1.77%	1.79%	1.77%
After expense reimbursement(e)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(e)	2.19%	2.77%	2.97%
Portfolio turnover rate(d)(f)	—%	—%	—%

(a)	The Fund commenced operations on December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

12

Teucrium 2x Long Daily XRP ETF
Consolidated Financial Highlights

	Period Ended June 30, 2026(g) (Unaudited)	Period Ended December 31, 2025(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$95.60	$250.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.20)	(1.40)
Net realized and unrealized loss on investments(c)	(73.75)	(146.90)
Total from investment operations	(73.95)	(148.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.00)	(2.30)
Net realized gains	—	(3.80)
Total distributions	(1.00)	(6.10)
Net asset value, end of period	$20.65	$95.60
Total return(d)	−78.35%	−59.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,406	$179,939
Ratio of expenses to average net assets:
Before expense reimbursement(e)	4.74%	4.31%
After expense reimbursement(e)	3.31%	2.77%
Ratio of interest expense to average net assets(e)	1.41%	0.88%
Ratio of tax expense to average net assets(e)	0.01%	—%
Ratio of expenses to average net assets excluding interest and tax expense(e)	1.89%	1.89%
Ratio of net investment loss to average net assets(e)	(0.85)%	(0.71)%
Portfolio turnover rate(d)(f)	—%	—%

(a)	The Fund commenced operations on April 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
During the period ended June 30, 2026, the Fund effected the following reverse share split: June 29, 2026, 1 for 10. All historical per share information has been retroactively adjusted to reflect this reverse share split. See Note 9.

The accompanying notes are an integral part of these consolidated financial statements.

13

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024	Year Ended April 30, 2024	Period Ended April 30, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$16.69	$18.59	$21.24	$34.80	$40.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.56	0.52	1.31	0.85
Net realized and unrealized gain (loss) on investments(c)	0.42	(1.63)	(2.70)	(3.50)	(5.79)
Total from investment operations	0.65	(1.07)	(2.18)	(2.19)	(4.94)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.83)	(0.47)	(11.37)	(0.26)
Total distributions	—	(0.83)	(0.47)	(11.37)	(0.26)
Net asset value, end of period	$17.34	$16.69	$18.59	$21.24	$34.80
Total return(d)	3.88%	−5.83%	−10.19%	−7.50%	−12.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,413	$2,712	$4,183	$2,389	$86,118
Ratio of expenses to average net assets:
Before expense reimbursement(e)	1.55%	1.56%	1.56%	1.58%	1.58%
After expense reimbursement(e)	0.89%	0.89%	0.89%	0.89%	0.94%
Ratio of net investment income to average net assets(e)	2.55%	3.08%	3.91%	3.99%	2.56%
Portfolio turnover rate(d)(f)	—%	—%	—%	—%	—%

(a)	The Fund commenced operations on May 16, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

14

Teucrium xETFs 2x Long Daily BNB ETF
Consolidated Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(7.34)
Total from investment operations	(7.34)
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$17.66
Total return(e)	−29.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$177
Ratio of expenses to average net assets:
Before expense reimbursement(f)	3.18%
After expense reimbursement(f)	2.33%
Ratio of interest expense to average net assets(f)	0.44%
Ratio of expenses to average net assets excluding interest expense(f)	1.89%
Ratio of net investment income to average net assets(f)	0.06%
Portfolio turnover rate(e)(g)	—%

(a)	The Fund commenced operations on April 28, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

15

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
The Funds are diversified and non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of June 30, 2026, Teucrium Investment Advisors, LLC (the “Adviser”) manages seventeen active series, five of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “Teucrium ETFs”).

Fund Name	Ticker	Commencement of Operations
Teucrium 2x Daily Corn ETF	CXRN	December 12, 2024
Teucrium 2x Daily Wheat ETF	WXET	December 12, 2024
Teucrium 2x Long Daily XRP ETF	XXRP	April 8, 2025
Teucrium Agricultural Strategy No K-1 ETF	TILL	May 16, 2022
Teucrium xETFs 2x Long Daily BNB ETF	XBNB	April 28, 2026

Each Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund Name	Investment Objective
Teucrium 2x Daily Corn ETF	Seeking daily investment results, before fees and expenses, that correspond to two times (2x) the price of corn for future delivery for a single day, not for any other period.
Teucrium 2x Daily Wheat ETF	Seeking daily investment results, before fees and expenses, that correspond to two times (2x) the price of wheat for future delivery for a single day, not for any other period.
Teucrium 2x Long Daily XRP ETF	Seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of XRP for a single day, not for any other period.
Teucrium Agricultural Strategy No K-1 ETF	Seeking to achieve capital appreciation by investing primarily in agricultural commodities futures contracts.
Teucrium xETFs 2x Long Daily BNB ETF	Seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of Binance Coin (“BNB”) for a single day, not for any other period.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Consolidation of Subsidiary. The following Funds expect to gain exposure to commodities futures by each investing in a Cayman subsidiary, a wholly-owned subsidiary of each Fund organized under the laws of the Cayman Islands (each a “Subsidiary”, together the “Subsidiaries”). All inter-company accounts and transactions have been eliminated.

16

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

Fund Name	Subsidiary	Net Assets of Subsidiary	Net Assets of the Subsidiary as a Percentage of Fund’s Total Assets
Teucrium 2x Daily Corn ETF	CXRN Cayman	$669,719	15%
Teucrium 2x Daily Wheat ETF	WXET Cayman	$1,451,931	21%
Teucrium 2x Long Daily XRP ETF	XXRP Cayman	$65,658,817	16%
Teucrium Agricultural Strategy No K-1 ETF	TILL Cayman	$1,653,949	5%
Teucrium xETFs 2x Long Daily BNB ETF	XBNB Cayman	$71,578	14%

The Funds’ Investment Adviser also serves as the investment adviser to each Subsidiary. Each Fund’s investment in a Subsidiary is intended to provide the Funds with indirect exposure to commodities within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly in commodities. Each Subsidiary has the same investment objective as each Fund, but may invest in commodities to a greater extent than the Funds. Except as otherwise noted, references to each Fund’s investments include each Fund’s indirect investments through the Subsidiary. Because the Funds intend to elect to be treated as a regulated investment companies under the Internal Revenue Code of 1986, as amended, the size of each Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. Information regarding each Fund and its Subsidiary has been consolidated in the Consolidated Schedules of Investments, Consolidated Schedules of Open Futures Contracts, Consolidated Schedule of Reverse Repurchase Agreements, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would

17

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various money market overnight demand deposits and is classified as a cash equivalent on the Consolidated Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, including reverse repurchase agreements, unless the Adviser determines in good faith that such method does not represent fair value.
Futures contracts will be valued at the settlement price on the exchange in which they are principally traded. If there is no current market price available, then the securities will be valued at fair value.
Swap contracts will be valued using the closing price of the underlying security or benchmark that the contract is tracking.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Consolidated Schedules of Investments for a summary of the valuations as of June 30, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

18

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax. The Funds paid excise taxes on undistributed income, which are presented on the Consolidated Statements of Operations as Tax Expense.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually. The Funds generally distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of June 30, 2026, the Funds’ period ended, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2026, the Funds’ period ended, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal period. At June 30, 2026, the Funds’ period ended, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. DERIVATIVE INSTRUMENTS
Swap Agreements. The Funds may enter into one or more swap agreements in order to achieve their investment objectives.
A swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable

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interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. These investments may incur interest expense as presented on the Statements of Operations.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. The amounts presented on the Consolidated Schedules of Total Return Swap Contracts are gross settlement amounts
Futures Contracts. The Funds will invest indirectly, via each Fund’s Subsidiary, in commodity futures, which are standardized futures contracts on commodities to gain exposure to, or manage exposure to commodities. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. During the period that the commodity futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis known as “variation margin”. Subsequent or variation margin payments are received or made on commodity futures contracts depending upon whether unrealized gains or losses are incurred. When futures contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the Consolidated Statements of Operations.
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in each Fund’s Consolidated Schedule of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).
The primary risks associated with the use of futures contracts, which may adversely affect the Funds’ NAV and total return, are (a) the imperfect correlation between the change in market value of the commodity future and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to sell securities at a time when it maybe disadvantageous to do so.
At June 30, 2026, the Funds held cash in connection with certain derivative securities and is reflected as deposit at broker for future contracts on the Consolidated Statements of Assets and Liabilities. At June 30, 2026, the Funds pledged the following amounts as collateral:

Fund Name	Counterparty	Deposits at Brokers
Teucrium 2x Daily Corn ETF	Marex Capital Markets, Inc.	$658,350
Teucrium 2x Daily Wheat ETF	Marex Capital Markets, Inc.	$1,449,938
Teucrium 2x Long Daily XRP ETF	ADM Investor Services, Inc.	$15,241,708
	Wedbush Securities, Inc.	$30,585,380
	StoneX Financial, Inc.	$8,011,883
	Hidden Road Partners CIV US, LLC	$11,752,301
Teucrium Agricultural Strategy No K-1 ETF	StoneX Financial, Inc.	$1,571,933
	ADM Investor Services, Inc.	$79,071

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The average monthly notional amount of futures contracts during the period ended June 30, 2026 was:

Fund	Long Commodity Risk Futures Contracts
Teucrium 2x Daily Corn ETF	$7,075,375
Teucrium 2x Daily Wheat ETF	$10,721,888
Teucrium 2x Long Daily XRP ETF	$ 239,084,310
Teucrium Agricultural Strategy No K-1 ETF	$25,069,959

The average monthly notional amount of swap contracts during the period ended June 30, 2026 was:

Fund	Long Commodity Risk Swap Contracts
Teucrium xETFs 2x Long Daily BNB ETF	$450,222

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Assets and Liabilities as of June 30, 2026:

Fund	Location on Consolidated Statements of Assets & Liabilities	Asset Derivatives	Liability Derivatives
Teucrium 2x Daily Corn ETF	Receivable for variation margin on commodity risk futures contracts, net	$123,501	$—
Teucrium 2x Daily Wheat ETF	Payable for variation margin on commodity risk futures contracts, net	$222,018	$—
Teucrium 2x Long Daily XRP ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$4,746,525
Teucrium Agricultural Strategy No K-1 ETF	Payable for variation margin on commodity risk futures contracts, net	$227,857	$—
Teucrium xETFs 2x Long Daily BNB ETF	Unrealized depreciation on swap contracts	$—	$9

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedules of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).
The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Operations for the period ended June 30, 2026:

Fund		Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Teucrium 2x Daily Corn ETF	Commodity risk futures contracts	$(1,478,682)	$(175,693)
Teucrium 2x Daily Wheat ETF	Commodity risk futures contracts	$(718,883)	$(95,904)
Teucrium 2x Long Daily XRP ETF	Commodity risk futures contracts	$(190,107,765)	$(701,931)
Teucrium Agricultural Strategy No K-1 ETF	Commodity risk futures contracts	$35,779	$(2,347,473)
Teucrium xETFs 2x Long Daily BNB ETF	Commodity risk swap contracts	$(73,403)	$(9)

4. REVERSE REPURCHASE AGREEMENTS
The Funds may enter into reverse repurchase agreements, which involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.

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Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. At June 30, 2026, the Funds reverse repurchase agreements are reflected on the Consolidated Schedule of Reverse Repurchase Agreements.
The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Fund	Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total*
Teucrium 2x Long Daily XRP ETF	U.S. Treasury Bill	$ —	$325,883,250	$ —	$ —	$325,883,250
Teucrium xETFs 2x Long Daily BNB ETF	U.S. Treasury Bill	$—	$320,946	$—	$—	$320,946

*	Gross amount of all reverse repurchase agreements is included in balnace sheet offsetting information table.
Below is the gross and net information about instruments and transactions eligible for offset in the Consolidated Statements of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.
Teucrium 2x Long Daily XRP ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets & Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(325,883,250)	$—	$(325,883,250)	$—	$325,883,250	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(325,883,250)	$—	$(325,883,250)	$—	$325,883,250	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.

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TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Teucrium xETFs 2x Long Daily BNB ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
FalconX	Commodity Risk Swap Contracts	$(9)	$—	$(9)	$—	$9	$—
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(320,946)	$—	$(320,946)	$—	$320,946	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(320,955)	$—	$(320,955)	$—	$320,955	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Subsidiaries, and the Adviser, each Fund and Subsidiary pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at a rate in the table below of each Fund’s and Subsidiary’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds and Subsidiaries except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Fund Name	Management Fee
Teucrium 2x Daily Corn ETF	1.49%
Teucrium 2x Daily Wheat ETF	1.49%
Teucrium 2x Long Daily XRP ETF	1.89%
Teucrium Agricultural Strategy No K-1 ETF	1.49%
Teucrium xETFs 2x Long Daily BNB ETF	1.89%

Fee Waiver Agreement. The Adviser contractually agreed to waive the unitary management fee it receives in an amount equal to the management fee paid by each Subsidiary for the Funds. The waiver will remain in effect for a period of one year from the effective date of each Fund’s prospectus, and thereafter from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser contractually agreed to waive 0.54% of its management fee of the Teucrium 2x Daily Corn ETF and Teucrium 2x Daily Wheat ETF and 0.60% of its management fees of the Teucrium Agricultural Strategy No K-1 ETF. The waivers will remain in effect from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.

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TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Adviser waived the following amounts during the period ended June 30, 2026:

Fund Name
Teucrium 2x Daily Corn ETF	$11,079
Teucrium 2x Daily Wheat ETF	19,569
Teucrium 2x Long Daily XRP ETF	939,790
Teucrium Agricultural Strategy No K-1 ETF	68,667
Teucrium xETFs 2x Long Daily BNB ETF	353

Distribution Agreement and 12b-1 Plan. PINE Distributors LLC (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
6. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Consolidated Statements of Changes in Net Assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
7. FEDERAL INCOME TAX
The tax character of distributions paid for the fiscal period ended June 30, 2026, were as follows:

	Ordinary Income(1)(2)	Long-Term Capital Gain
Teucrium 2x Daily Corn ETF	$28,735	$ —
Teucrium 2x Daily Wheat ETF	$42,719	$—
Teucrium 2x Long Daily XRP ETF	$273,812	$—
Teucrium Agricultural Strategy No K-1 ETF	$—	$—
Teucrium xETFs 2x Long Daily BNB ETF	$26	$—

(1)	Ordinary income may inlcude short-term capital gains.
(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.
The tax character of distributions paid for the fiscal period ended December 31, 2026, were as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Teucrium 2x Daily Corn ETF	$32,634	$ —
Teucrium 2x Daily Wheat ETF	$26,714	$—
Teucrium 2x Long Daily XRP ETF	$11,670,657	$—
Teucrium Agricultural Strategy No K-1 ETF	$134,500	$—

(1)	Ordinary income may inlcude short-term capital gains.
At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	CXRN	WXET	XXRP	TILL
Federal Tax Cost of Investments	$—	$—	$—	$—
Gross Tax Unrealized Appreciation	$—	$—	$—	$—
Gross Tax Unrealized Depreciation	—	—	—	—
Net Tax Unrealized Appreciation	—	—	—	—
Undistributed Ordinary Income	2	13	273,694	—
Other Accumulated Gain (Loss)	—	—	(5,297,827)	—
Total Distributable Earnings/(Accumulated Losses)	$2	$13	$(5,024,133)	$—

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TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the mark to market of Section 1256 futures contracts.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred no late-year ordinary losses, no post-October losses and no carryforward losses.
8. INVESTMENT TRANSACTIONS
During the period ended June 30, 2026, the Funds did not realize net capital gains or losses resulting from in-kind redemptions.
During the period ended June 30, 2026, there were no purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind.
9. REVERSE SHARE SPLIT
Teucrium 2x Long Daily XRP ETF shares were adjusted to reflect one reverse share split. The effect of this reverse share split was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse share split effected on June 29, 2026:

Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
6/29/2026	1 for 10	$2.01	$20.14	42,640,000	4,264,000

10. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of certain agricultural commodities such as soybeans and sugar are subject to risks relating to the growth of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions. Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Fund Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn and soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring, while in the case of wheat and sugar, contracts

26

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Fund Shares, particularly if the investor needs to sell Fund Shares when a Component Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
Investments linked to crypto currency can be highly volatile compared to investments in traditional securities and the Funds may experience sudden and large losses. The markets for crypto currency and crypto currency-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for crypto currencies.
There is no guarantee that Teucrium 2x Daily Corn ETF, Teucrium 2x Daily Wheat ETF and Teucrium 2x Daily XRP ETF will achieve a high degree of correlation to the price performance of their reference commodities, therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the reference commodities, the Funds seek to rebalance their portfolios daily to keep leverage consistent with their daily leveraged investment objectives. In addition, the Funds’ exposure to the price of the reference commodities is impacted by the movement of the price of the reference commodities. Because of this, it is unlikely that the Funds will be perfectly exposed to the price performance of the reference commodities at the end of each day. The possibility of the Funds being materially over- or under-exposed to the price performance of the reference commodities increases on days when the price of the reference commodities are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Funds’ ability to adjust exposure to the required levels. The Funds may have difficulty achieving their daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Funds. The Funds may be subject to large movements of assets into and out of the Funds, potentially resulting in the Funds being over- or under-exposed to the price of the reference commodities. The Funds may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Funds’ correlation to the price performance of the reference commodities.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”
11. OPERATING SEGMENTS
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
12. SUBSEQUENT EVENTS
On July 28, 2026, the following Funds paid a distribution to shareholders of record on July 27, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Teucrium 2x Daily Corn ETF	$0.03	$6,978
Teucrium 2x Daily Wheat ETF	0.03	11,616

27

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
On August 26, 2026, the following Funds paid a distribution to shareholders of record on August 25, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Teucrium 2x Daily Corn ETF	$0.03	$7,360
Teucrium 2x Daily Wheat ETF	0.03	11,254

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

28

TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT June 30, 2026 (Unaudited)
At meetings held on February 24, 2026 (the “February Meeting”) and March 4, 2026 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of Teucrium Agricultural Strategy No K-1 ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to the Fund by the Adviser, as well as the Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about the Fund and the Adviser. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits realized and expected to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to the Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Fund.

29

TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT June 30, 2026 (Unaudited)(Continued)
Historical Performance. The Board next considered the Fund’s performance. The Board observed that information regarding the Fund’s past investment performance for periods ended December 31, 2025 had been included in the materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in the Fund’s Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of the Fund’s performance compared with the funds in the Selected Peer Group.
The Board noted that, for the one-year, three-year, and since inception periods ended December 31, 2025, the Fund underperformed its broad-based benchmark, the S&P 500 Total Return, and its performance benchmark, the Bloomberg Commodity Index Total Return. The Board further noted that, for the one-year and three-year periods ended December 31, 2025, the Fund underperformed the average of its Peer Group and its Category Peer Group. The Board then noted that for the three-year period ended December 31, 2025, the Fund underperformed the funds within its Selected Peer Group. The Board considered the Adviser’s explanation that the Fund has unique exposures to certain commodities that differ from its peers and its benchmarks, and that those may not serve as apt comparisons.
Cost of Services Provided and Profitability. The Board reviewed the management fee for the Fund, including in comparison to the management fees of its Peer Group as provided in the Barrington Report and the funds in its Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating the Fund’s other service providers and, with the exception of the expenses noted above, paying the Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.
The Board noted that the management fee for the Fund was higher than the average and the median of the Peer Group and higher than the funds in its Selected Peer Group.
The Board noted the Adviser’s discussion of the characteristics that set the Fund apart from its peers to warrant a higher management fee, including among other things, the uniqueness of this product, and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented. The Board also noted that the Adviser has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.89% of the Fund’s average daily net assets until at least April 30, 2027.
Economies of Scale. The Board noted that it is not yet evident that the Fund has reached the size at which it has begun to realize economies of scale. The Board also determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Fund grows and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of the Fund and its shareholders.

30

TEUCRIUM XETFS 2X LONG DAILY BNB ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT
June 30, 2026 (Unaudited)(Continued)
At meetings held on December 2, 2025 (the “Pre-Meeting”) and December 10-11, 2025 (the “Regular Meeting” and together with the Pre-Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Teucrium xETFs 2x Long Daily BNB ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the Regular Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to the Fund by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about the Adviser. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the Regular Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee for the Fund reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the other service providers, oversight of general fund compliance with federal and state laws and related policies and procedures, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading derivatives. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.
Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that the Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for the Fund compared

31

TEUCRIUM XETFS 2X LONG DAILY BNB ETF
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT
June 30, 2026 (Unaudited)(Continued)
to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared the Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (the “Selected Peer Group”).
The Board noted that the management fee was higher than the average and median of its Peer Group and higher than the funds in its Selected Peer Group.
The Board considered the Adviser’s discussion of the characteristics that set the Fund apart from its peers to warrant higher management fees and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee for the Fund, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to the Fund, the Board took into consideration that the Fund would pay the Adviser a “unitary fee,” meaning the Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. Based on the projected profitability information presented and the comparability of the Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. However, the Board determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

32

TEUCRIUM ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See Board Consideration and Approval of Continuation of Advisory Agreement.

33

YIELDS FOR YOU ETFs
Relative Strength Managed Volatility Strategy ETF (RSMV)
Yields for You Income Strategy A ETF (YFYA)
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Relative Strength Managed Volatility Strategy ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.0%
Banking - 12.7%
Bank of America Corp.	13,636	$776,979
Citigroup, Inc.	5,426	759,423
JPMorgan Chase & Co.	2,343	766,934
Wells Fargo & Co.	9,137	755,082
		3,058,418
Financial Services - 6.0%
Goldman Sachs Group, Inc.	712	720,095
Morgan Stanley	3,512	734,149
		1,454,244
Health Care - 6.7%
Eli Lilly & Co.	688	825,208
UnitedHealth Group, Inc.	1,892	786,372
		1,611,580
Industrial Products - 3.6%
Caterpillar, Inc.	809	861,504
Media - 6.2%
Alphabet, Inc. - Class A	2,077	742,257
Alphabet, Inc. - Class C	2,087	737,400
		1,479,657
Technology Hardware & Semiconductors - 30.8%(a)
Advanced Micro Devices, Inc.(b)	1,499	870,784
Apple, Inc.	2,583	747,417
Applied Materials, Inc.	1,342	970,266
ASML Holding NV	423	841,533
Cisco Systems, Inc.	6,457	758,439
Intel Corp.(b)	6,490	906,199
Lam Research Corp.	2,079	900,893
QUALCOMM, Inc.	3,541	654,341
Texas Instruments, Inc.	2,507	747,262
		7,397,134
TOTAL COMMON STOCKS (Cost $14,001,739)		15,862,537

	Shares	Value
EXCHANGE TRADED FUNDS - 33.7%
iShares Core U.S. Aggregate Bond ETF	57,979	5,738,761
State Street SPDR Portfolio Short Term Treasury ETF	81,665	2,369,102
TOTAL EXCHANGE TRADED FUNDS (Cost $8,110,034)		8,107,863
TOTAL INVESTMENTS - 99.7% (Cost $22,111,773)		$23,970,400
Money Market Deposit Account - 0.5%(c)		113,440
Liabilities in Excess of Other Assets - (0.2)%		(30,551)
TOTAL NET ASSETS - 100.0%		$24,053,289

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,862,537	$—	$—	$15,862,537
Exchange Traded Funds	8,107,863	—	—	8,107,863
Total Investments	$23,970,400	$—	$—	$23,970,400

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

1

Yields for You Income Strategy A ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.5%
AAM Low Duration Preferred and Income Securities ETF	237,437	$4,641,893
BondBloxx BB-Rated USD High Yield Corporate Bond ETF	28,510	1,168,768
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	16,239	816,822
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	23,614	1,155,905
JPMorgan Equity Premium Income ETF	20,112	1,135,926
JPMorgan Nasdaq Equity Premium Income ETF	19,296	1,185,932
State Street SPDR Bloomberg 1-3 Month T-Bill ETF(a)	65,799	6,029,820
Touchstone Ultra Short Income ETF(a)	275,538	6,960,090
TOTAL EXCHANGE TRADED FUNDS (Cost $23,220,111)		23,095,156
TOTAL INVESTMENTS - 99.5% (Cost $23,220,111)		23,095,156
Money Market Deposit Account - 0.5%(b)		117,994
Other Assets in Excess of Liabilities - 0.0%(c)		2,522
TOTAL NET ASSETS - 100.0%		$23,215,672

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

(c)	Represents less than 0.05% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$23,095,156	$—	$—	$23,095,156
Total Investments	$23,095,156	$—	$—	$23,095,156

The accompanying notes are an integral part of these financial statements.

2

Yields for You ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Relative Strength Managed Volatility Strategy ETF	Yields for You Income Strategy A ETF
ASSETS:
Investments, at value	$23,970,400	$23,095,156
Receivable for investments sold	588,751	—
Cash - money market deposit account	113,440	117,994
Dividends receivable	1,281	21,369
Interest receivable	384	313
Total assets	24,674,256	23,234,832
LIABILITIES:
Payable for fund shares redeemed	601,332	—
Payable to Adviser	19,635	19,160
Total liabilities	620,967	19,160
NET ASSETS	$ 24,053,289	$23,215,672
NET ASSETS CONSIST OF:
Paid-in capital	$27,170,770	$23,654,744
Total accumulated losses	(3,117,481)	(439,072)
Total net assets	$ 24,053,289	$23,215,672
Net assets	$24,053,289	$23,215,672
Shares issued and outstanding(a)	800,000	2,370,000
Net asset value per share	$30.07	$9.80
Cost:
Investments, at cost	$22,111,773	$23,220,111

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

Yields for You ETFs
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	Relative Strength Managed Volatility Strategy ETF(a)	Yields for You Income Strategy A ETF(b)
INVESTMENT INCOME:
Dividend income	$246,325	$549,879
Less: dividend withholding taxes	(626)	—
Interest income	2,191	3,279
Total investment income	247,890	553,158
EXPENSES:
Investment advisory fee	150,390	127,706
Tax expense	—	2,258
Total expenses	150,390	129,964
NET INVESTMENT INCOME	97,500	423,194
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,556,211)	(27,212)
In-kind redemptions	6,490,992	29,156
Net realized gain	1,934,781	1,944
Net change in unrealized appreciation (depreciation) on:
Investments	773,007	37,500
Net change in unrealized appreciation (depreciation)	773,007	37,500
Net realized and unrealized gain	2,707,788	39,444
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,805,288	$462,638

(a)	The Fund commenced operations on January 13, 2025.
(b)	The Fund commenced operations on January 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

Yields for You ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Relative Strength Managed Volatility Strategy ETF		Yields for You Income Strategy A ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income	$97,500	$375,952	$423,194	$1,008,611
Net realized gain (loss)	1,934,781	870,840	1,944	(39,418)
Net change in unrealized appreciation (depreciation)	773,007	1,085,620	37,500	(162,455)
Net increase in net assets from operations	2,805,288	2,332,412	462,638	806,738
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(373,102)	(771,750)	(931,978)
Total distributions to shareholders	—	(373,102)	(771,750)	(931,978)
CAPITAL TRANSACTIONS:
Creations	55,471,769	246,595,311	2,084,754	46,874,418
Redemptions	(71,438,293)	(211,340,114)	(5,628,338)	(19,680,810)
ETF transaction fees (see Note 4)	—	18	—	—
Net increase (decrease) in net assets from capital transactions	(15,966,524)	35,255,215	(3,543,584)	27,193,608
NET INCREASE (DECREASE) IN NET ASSETS	(13,161,236)	37,214,525	(3,852,696)	27,068,368
NET ASSETS:
Beginning of the period	37,214,525	—	27,068,368	—
End of the period	$24,053,289	$37,214,525	$23,215,672	$27,068,368
SHARES TRANSACTIONS
Creations	1,990,000	9,610,000	210,000	4,710,000
Redemptions	(2,550,000)	(8,250,000)	(570,000)	(1,980,000)
Total increase (decrease) in shares outstanding	(560,000)	1,360,000	(360,000)	2,730,000

(a)	The Fund commenced operations on January 13, 2025.
(b)	The Fund commenced operations on January 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

Relative Strength Managed Volatility Strategy ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.36	$24.98
INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.16
Net realized and unrealized gain on investments(c)	2.63	2.49
Total from investment operations	2.71	2.65
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.27)
Total distributions	—	(0.27)
ETF transaction fees per share(b)	—	0.00(d)
Net asset value, end of period	$30.07	$27.36
TOTAL RETURN(e)	9.88%	10.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,053	$37,215
Ratio of expenses to average net assets(f)(g)	0.95%	0.95%
Ratio of net investment income to average net assets(f)(g)	0.62%	0.67%
Portfolio turnover rate(e)(h)	619%	591%

(a)	The Fund commenced operations on January 13, 2025.
(b)	Has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Yields for You Income Strategy A ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$9.92	$9.99
INVESTMENT OPERATIONS:
Net investment income(b)(h)	0.16	0.39
Net realized and unrealized gain (loss) on investments(c)	0.02	(0.10)
Total from investment operations	0.18	0.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.36)
Total distributions	(0.30)	(0.36)
Net asset value, end of period	$9.80	$9.92
TOTAL RETURN(d)	1.84%	2.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,216	$27,068
Ratio of expenses to average net assets(e)(f)	1.02%	1.00%
Ratio of tax expenses to average net assets(e)(f)	0.02%	—%
Ratio of expenses to average net assets excluding tax expense(e)(f)	1.00%	1.00%
Ratio of net investment income to average net assets(e)(f)	3.31%	4.26%
Portfolio turnover rate(d)(g)	34%	12%

(a)	The Fund commenced operations on January 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

7

Yields for You ETFs
Notes to Financial Statements
June 30, 2026 (Unaudited)
1. ORGANIZATION
The Funds are each a non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of June 30, 2026, Teucrium Investment Advisors, LLC (the “Adviser”) manages seventeen active series, two of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “Yields for You ETFs”).

Fund Name	Ticker	Commencement of Operations
Relative Strength Managed Volatility Strategy ETF	RSMV	January 13, 2025
Yields for You Income Strategy A ETF	YFYA	January 30, 2025

Each Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund Name	Investment Objective
Relative Strength Managed Volatility Strategy ETF	Seeking capital appreciation.
Yields for You Income Strategy A ETF	Seeking total return (i.e. income and capital appreciation) consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity's exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or

8

Yields for You ETFs
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of June 30, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

9

Yields for You ETFs
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Investment Income. Interest income is accrued daily. Dividend income and realized gain distributions are recognized on the ex-dividend date.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax. For the fiscal period, Yields for You Income Strategy A ETF paid excise taxes on undistributed income, which are presented on the Statements of Operations as Tax Expense.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually. Yields for You Income Strategy A ETF generally distributes $0.05 per share each month from income received from its investments. The Funds generally distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of June 30, 2026, the Funds’ period ended, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2026, the Funds’ period ended, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal period. At June 30, 2026, the Funds’ period ended, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

10

Yields for You ETFs
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at a rate in the table below of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (“Excluded Expenses”).

Fund Name	Management Fee
Relative Strength Managed Volatility Strategy ETF	0.95%
Yields for You Income Strategy A ETF	1.00%

Distribution Agreement and 12b-1 Plan. PINE Distributors LLC (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the

11

Yields for You ETFs
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the period ended June 30, 2026, were as follows:

	Period Ended June 30, 2026
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Relative Strength Managed Volatility Strategy ETF	$—	$ —	$ —
Yields for You Income Strategy A ETF	771,750	—	—

(1)	Ordinary income may include short-term capital gains.
The tax character of distributions paid for the fiscal period ended December 31, 2025, were as follows:

	Year Ended December 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Relative Strength Managed Volatility Strategy ETF	$373,102	$ —	$ —
Yields for You Income Strategy A ETF	931,978	—	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	RSMV	YFYA
Federal Tax Cost of Investments	$36,147,963	$26,923,100
Gross Tax Unrealized Appreciation	$1,376,334	$116,113
Gross Tax Unrealized Depreciation	(400,488)	(281,677)
Net Tax Unrealized Appreciation	975,846	(165,564)
Undistributed Ordinary Income	2,850	76,633
Other Accumulated Gain (Loss)	(6,901,465)	(41,029)
Total Distributable Earnings/(Accumulated Losses)	$(5,922,769)	$(129,960)

12

Yields for You ETFs
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carry forward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred no late-year ordinary losses and no post-October losses.
At December 31, 2025, the Funds had carry forward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Capital Loss Carryover Utilized
Relative Strength Managed Volatility Strategy ETF	$6,901,465	$ —	$ —
Yields for You Income Strategy A ETF	41,029	—	—

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2026, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Relative Strength Managed Volatility Strategy ETF	$6,619,604	$(128,612)
Yields for You Income Strategy A ETF	39,586	(10,430)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Relative Strength Managed Volatility Strategy ETF	$175,407,068	$191,268,266	$54,406,097	$69,743,936
Yields for You Income Strategy A ETF	4,912,880	8,614,704	2,063,623	5,579,009

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

13

Yields for You ETFs
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
9. SUBSEQUENT EVENTS
On July 28, 2026, the following Fund paid a distribution to shareholders of record on July 27, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Yields For You Income Strategy A ETF	$0.05	$114,750

On August 26, 2026, the following Fund paid a distribution to shareholders of record on August 25, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Yields For You Income Strategy A ETF	$0.05	$64,500

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

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Yields for You ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See Board Consideration and Approval of Advisory Agreements disclosure as presented in the Semi-Annual Financial Statements and Additional Information as of June 30, 2025.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was:

Relative Strength Managed Volatility Strategy ETF	83.45%
Yields for You Income Strategy A ETF	25.02%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2025, was:

Relative Strength Managed Volatility Strategy ETF	100.00%
Yields for You Income Strategy A ETF	7.36%

15

GLACIERSHARES NASDAQ ICELAND ETF (GLCR)
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

TABLE OF CONTENTS (Unaudited)

GlacierShares Nasdaq Iceland ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Canada - 5.3%
Amaroq Ltd.(a)	67,895	$74,344
Faroe Islands - 4.2%
Bakkafrost P/F	1,451	59,005
Iceland - 62.6%(b)
Arion Banki HF(c)	122,639	184,518
Bera HF(a)	189,096	22,821
Eik fasteignafelag HF	114,000	13,034
Eimskipafelag Islands HF	8,094	16,580
Embla Medical HF(a)	18,706	76,678
Festi HF	20,490	50,595
Hagar HF	56,417	53,304
Hampidjan HF	40,768	27,513
Heimar HF	137,577	36,920
Icelandair Group HF(a)	2,935,417	18,039
Islandsbanki HF	173,681	194,986
Kaldalon HF	93,426	19,138
Kvika banki HF	353,260	37,023
Nova Klubburinn HF	246,095	7,268
Reitir fasteignafelag HF	56,800	52,313
Siminn HF	150,348	14,265
Sjova-Almennar Tryggingar HF	59,235	18,624
Skagi HF	141,338	20,311
Skel fjarfestingafelag HF	87,574	11,403
		875,333
Luxembourg - 4.6%
Alvotech SA(a)	17,271	63,730
Norway - 9.8%
Aker BioMarine ASA(a)	213	2,077
Austevoll Seafood ASA	986	7,722
Grieg Seafood ASA	552	1,525
Leroy Seafood Group ASA	3,094	11,975
Mowi ASA	3,142	58,042
Salmar ASA	1,140	53,363
Salmon Evolution ASA(a)	4,897	1,955
		136,659

	Shares	Value
Switzerland - 7.9%
Oculis Holding AG(a)	8,013	$111,140
United States - 5.4%
JBT Marel Corp.	519	75,255
TOTAL COMMON STOCKS (Cost $1,535,959)		1,395,466
TOTAL INVESTMENTS - 99.8% (Cost $1,535,959)		$1,395,466
Money Market Deposit Account - 0.0%(d)(e)		185
Other Assets in Excess of Liabilities - 0.2%		2,096
TOTAL NET ASSETS - 100.0%		$1,397,747

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $184,518 or 13.2% of the Fund’s net assets.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026, was 3.45%.

(e)	Represents less than 0.05% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,375,155	$20,311	$—	$1,395,466
Total Investments	$1,375,155	$20,311	$—	$1,395,466

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

1

GLACIERSHARES NASDAQ ICELAND ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 1,395,466
Dividends receivable	1,603
Dividend tax reclaims receivable	1,558
Cash - money market deposit account	185
Interest receivable	46
Total assets	1,398,858
LIABILITIES:
Payable to Adviser	1,111
Total liabilities	1,111
NET ASSETS	$1,397,747
Net Assets Consist of:
Paid-in capital	$ 1,529,177
Total accumulated losses	(131,430)
Total net assets	$1,397,747
Net assets	$ 1,397,747
Shares issued and outstanding(a)	60,000
Net asset value per share	$23.30
Cost:
Investments, at cost	$ 1,535,959

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

2

GLACIERSHARES NASDAQ ICELAND ETF(a)
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$44,828
Less: dividend withholding taxes	(8,305)
Interest income	155
Total investment income	36,678
EXPENSES:
Investment advisory fee	6,155
Total expenses	6,155
Net investment income	30,523
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(14,735)
Foreign currency transactions	100
Net realized gain (loss)	(14,635)
Net change in unrealized appreciation (depreciation) on:
Investments	(249,253)
Foreign currency translation	(32)
Net change in unrealized appreciation (depreciation)	(249,285)
Net realized and unrealized loss	(263,920)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(233,397)

(a)	The Fund commenced operations on March 26, 2025.
The accompanying notes are an integral part of these financial statements.

3

GLACIERSHARES NASDAQ ICELAND ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income	$30,523	$2,951
Net realized loss	(14,635)	(1,982)
Net change in unrealized appreciation (depreciation)	(249,285)	108,761
Net increase (decrease) in net assets from operations	(233,397)	109,730
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(7,763)
Total distributions to shareholders	—	(7,763)
CAPITAL TRANSACTIONS:
Creations	832,755	696,422
Net increase in net assets from capital transactions	832,755	696,422
Net increase in net assets	599,358	798,389
NET ASSETS:
Beginning of the period	798,389	—
End of the period	$1,397,747	$798,389
SHARES TRANSACTIONS
Creations	30,000	30,000
Total increase in shares outstanding	30,000	30,000

(a)	The Fund commenced operations on March 26, 2025.
The accompanying notes are an integral part of these financial statements.

4

GLACIERSHARES NASDAQ ICELAND ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.61	$25.15
INVESTMENT OPERATIONS:
Net investment income(b)	0.60	0.10
Net realized and unrealized gain (loss) on investments(c)	(3.91)	1.62
Total from investment operations	(3.31)	1.72
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.18)
Net realized gains	—	(0.08)
Total distributions	—	(0.26)
Net asset value, end of period	$23.30	$26.61
Total return(d)	−12.46%	6.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,398	$798
Ratio of expenses to average net assets(e)	0.95%	0.95%
Ratio of net investment income to average net assets(e)	4.71%	0.52%
Portfolio turnover rate(d)(f)	71%	20%

(a)	The Fund commenced operations on March 26, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

GLACIERSHARES NASDAQ ICELAND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
The GlacierShares Nasdaq Iceland ETF is a non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of June 30, 2026, Teucrium Investment Advisors, LLC (the “Adviser”) manages seventeen active series, one of which is covered in this report (the “Fund”).

Fund Name	Ticker	Commencement of Operations
GlacierShares Nasdaq Iceland ETF	GLCR	March 26, 2025

The Fund is a passively managed exchange-traded fund (“ETF”) seeking to track the total return performance, before fees and expenses, of the MarketVector™ Iceland Global Index; an index composed of equity securities of Icelandic companies and companies related to the Icelandic economy.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would

6

GLACIERSHARES NASDAQ ICELAND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments for a summary of the valuations as of June 30, 2026, for the Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

7

GLACIERSHARES NASDAQ ICELAND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income. Interest income is accrued daily. Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, annually. The Fund generally distributes their net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of June 30, 2026, the Fund’s period ended, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2026, the Fund’s period ended, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Fund recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal period. At June 30, 2026, the Fund’s period ended, the tax periods from commencement of operations remained open to examination in the Fund’s major tax jurisdiction.
Indemnification. In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8

GLACIERSHARES NASDAQ ICELAND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund and the Adviser, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at a rate of 0.95% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Fund except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (“Excluded Expenses”).
Distribution Agreement and 12b-1 Plan. PINE Distributors LLC (the “Distributor”), serves as the Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the exchanges listed on the Nasdaq Stock Market, LLC. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by the Fund for each creation order is $1,000.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit

9

GLACIERSHARES NASDAQ ICELAND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agent do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
There were no distributions paid for the period ended June 30, 2026.
The tax character of distributions paid for the fiscal period ended December 31, 2025, were as follows:

Period Ended December 31, 2025
Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
$7,763	$ —	$ —

(1)	Ordinary income may include short-term capital gains.
At December 31, 2025, the Fund’s fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

GLCR
Federal Tax Cost of Investments	$689,000
Gross Tax Unrealized Appreciation	$143,290
Gross Tax Unrealized Depreciation	(37,572)
Net Tax Unrealized Appreciation	105,718
Undistributed Ordinary Income .	—
Other Accumulated Gain (Loss) .	(3,751)
Total Distributable Earnings/(Accumulated Losses) .	$101,967

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company mark-to-market.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.

10

GLACIERSHARES NASDAQ ICELAND ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
At December 31, 2025, the Funds had no carryforward losses. At December 31, 2025, the Fund’s fiscal year end, the Fund deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Glacier Shares Nasdaq Iceland ETF	$3,743	$8

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2026, there were no realized gains and losses from in-kind redemptions.
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2026, were as follows:

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$934,139	$69,398	$829,867	$ —

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to June 30, 2026, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

GLACIERSHARES NASDAQ ICELAND ETF
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See Board Consideration and Approval of Advisory Agreement disclosure as presented in the Semi- Annual Financial Statements and Additional Information as of June 30, 2025.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 89.79%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2025, was 0.98%.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	09/02/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	09/02/26

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	09/02/26

* Print the name and title of each signing officer under his or her signature.